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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                                                    811-3790

Pear Tree Funds
(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773
(Address of principal executive offices)

Willard L. Umphrey
 Pear Tree Advisors, Inc.
55 Old Bedford Road, Lincoln, MA 01773
(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 676-5900

Date of fiscal year end:                                          March 31

Date of reporting period:                                         April 1, 2012 through September 30, 2012

ITEM 1. REPORTS TO SHAREOWNERS.

[Pear Tree Funds Logo]

PEAR TREE FUNDS

Pear Tree Columbia Small Cap Fund

Pear Tree Columbia Micro Cap Fund

Pear Tree Quality Fund

Pear Tree PanAgora Dynamic Emerging Markets Fund

Pear Tree Polaris Foreign Value Fund

Pear Tree Polaris Foreign Value Small Cap Fund
SEMI-ANNUAL REPORT
September 30, 2012

TABLE OF CONTENTS
President’s Letter 3
Fund Expenses 4
Portfolio Manager Commentaries 6
Pear Tree Columbia Small Cap Fund 6
Pear Tree Columbia Micro Cap Fund 9
Pear Tree Quality Fund 11
Pear Tree PanAgora Dynamic Emerging Markets Fund 13
Pear Tree Polaris Foreign Value Fund 15
Pear Tree Polaris Foreign Value Small Cap Fund 18
Schedules of Investments 21
Pear Tree Columbia Small Cap Fund 21
Pear Tree Columbia Micro Cap Fund 28
Pear Tree Quality Fund 33
Pear Tree PanAgora Dynamic Emerging Markets Fund 36
Pear Tree Polaris Foreign Value Fund 44
Pear Tree Polaris Foreign Value Small Cap Fund 47
Statements of Assets and Liabilities 52
Statements of Operations 56
Statements of Changes in Net Assets 58
Financial Highlights 64
Notes to Financial Statements 76
Information for Shareholders 92
Management Contract and Advisory Contract Approval 93
Service Providers inside back cover

This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call (800) 326-2151.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,

We are pleased to provide you with the Pear Tree Funds’ Semi-Annual Report for the six month period ended September 30, 2012 and to update you on recent market conditions and the performance of the Pear Tree Funds.

For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at feedback@peartreefunds.com or call us at 800-326-2151 with any questions or for assistance on your account.

Sincerely,

Willard Umphrey

President and Chairman

Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of Fund management as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisors to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations of such securities and may not be representative of any Pear Tree Fund’s current or future investments.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES

We believe it’s important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears below.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The first line for each Share Class for each Fund provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000, then multiply the result by the number under the heading “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line for each Share Class for each Fund shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended September 30, 2012
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/12	Ending Account Value 9/30/2012	Annualized Expense Ratio	Expenses Paid* 4/1/12 – 9/30/2012
Small Cap	Ordinary	Actual	$1,000.00	$990.70	1.65%	$8.23
		Hypothetical	$1,000.00	$1,016.80	1.65%	$8.34
	Institutional	Actual	$1,000.00	$992.20	1.40%	$7.00
		Hypothetical	$1,000.00	$1,018.04	1.40%	$7.09
Quality	Ordinary	Actual	$1,000.00	$1,040.50	1.48%	$7.57
		Hypothetical	$1,000.00	$1,017.65	1.48%	$7.49
	Institutional	Actual	$1,000.00	$1,042.80	1.00%	$5.14
		Hypothetical	$1,000.00	$1,020.03	1.00%	$5.08
Emerging Markets	Ordinary	Actual	$1,000.00	$992.10	1.80%	$9.01
		Hypothetical	$1,000.00	$1,016.02	1.80%	$9.12
	Institutional	Actual	$1,000.00	$993.50	1.53%	$7.66
		Hypothetical	$1,000.00	$1,017.39	1.53%	$7.75
Foreign Value	Ordinary	Actual	$1,000.00	$1,036.70	1.61%	$8.23
		Hypothetical	$1,000.00	$1,016.98	1.61%	$8.15
	Institutional	Actual	$1,000.00	$1,038.20	1.36%	$6.95
		Hypothetical	$1,000.00	$1,018.25	1.36%	$6.88
Foreign Value	Ordinary	Actual	$1,000.00	$1,023.30	1.70%	$8.60
Small Cap		Hypothetical	$1,000.00	$1,016.57	1.70%	$8.57
	Institutional	Actual	$1,000.00	$1,024.40	1.45%	$7.34
		Hypothetical	$1,000.00	$1,017.81	1.45%	$7.32
Micro-Cap	Ordinary	Actual	$1,000.00	$987.20	1.97%	$9.84
		Hypothetical	$1,000.00	$1,014.60	1.97%	$9.98
	Institutional	Actual	$1,000.00	$987.70	1.83%	$9.13
		Hypothetical	$1,000.00	$1,015.95	1.83%	$9.26

*
“Expenses Paid” for each Fund share class relating to actual or hypothetical returns, is the amount equal to the product of (a) that Fund’s and Share Class’ average account value for the six-month period ended September 30, 2012, multiplied by (b) the corresponding “Annualized Expense Ratio” multiplied by (c) the fraction 183/366 (which reflects the six-month period covered by this report).

PEAR TREE COLUMBIA SMALL CAP FUND

INVESTMENT PROFILE
All Data as of September 30, 2012

Investment Commentary
For the semi-annual period ended September 30, 2012 the Pear Tree Columbia Small Cap Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the Russell 2000 Index. The Fund achieved a return of –0.93% at net asset value compared to 1.60% for the Index.

Fund Information
Net Assets Under Management	$96.2 Million
Number of Companies	168
Price to Book Ratio	2.7
Price to Earnings Ratio	19.0
	Ordinary	Institutional
Total Expense Ratio (Net)	1.65%	1.40%
Ticker Symbol	USBNX	QBNAX

Market Conditions and Investment Strategies
The past six months have been a rollercoaster ride for investors as equity markets fell in the first three months in response to concerns over the European debt crisis and the evolving economic slowdown in the U.S. and China. The markets then turned up over the next three months as investor sentiment reversed after central banks around the world took action to provide stimulus measures in order to stabilize and promote growth through monetary easing and lower interest rates. The net result for the period was a modest gain for the benchmark index.

Health Care and Utilities were the two best performing sectors in the Index over the past six months with gains of over 10% and 8% respectively, while Energy, which fell over 7%, and Information Technology, which lost over 6%, were the laggards during the period.

Analyzing our performance versus the Index for the quarter, the largest detractor to our performance was the Industrial sector, which cost us over 2.3% of return relative to the benchmark. This was primarily due to one of our largest and historically best performing holdings, Acacia Research Corp., which fell over 34% during the period. The company reported better than expected results for the second quarter but about half of the revenue came from one specific customer. Some seemed concerned that the growth of the business was tied to one time deals and might not be repeatable. Our view of the company leads us to believe that this is an erroneous interpretation so we added to our position and anticipate that this will be a strong performer in the quarters ahead.

We also underperformed the benchmark in the Financials sector due to stock selection which detracted over 2% of return versus the Index. Portfolio holdings Hersha Hospitality Trust, a Real Estate Investment Trust, and Green Dot Corp., an issuer of prepaid credit cards, both declined during the period, each costing over 0.3% of relative return.

Conversely, our best performance during past six months came in the Information Technology and Telecommunications Services sectors. In Technology, portfolio holdings Alliance Data Systems Corp., which provides customer loyalty solutions, and OSI Systems Inc., which markets security and inspection systems, both performed well adding 0.6% and 0.5% respectively to relative return for the period. In Telecom, our largest position, SBA Communications Corp., was the portfolio’s best contributor to performance gaining over 23% as secular trends continued to provide a very robust growth outlook for wireless tower operators.

Portfolio Changes
The Consumer Discretionary and Materials sector weightings increased during the period, while the Information Technology, Energy, and Telecommunications Services sectors declined. Changes in all other sectors were not material.

A Look Ahead
We remain committed to our philosophy of investing in high quality companies with unique positions of market leadership and competitive positions that can be sustained. We look for companies with strong and predictable earnings growth, positive earnings revisions and valuations that are not excessive. As we view the period ahead, we are optimistic that the recent market trend, which we believe has favored lower quality issues, will reverse and our focus on higher quality will allow us to achieve our goal of outperforming the benchmark index and our peers.

The Fund is co-managed by Robert von Pentz, CFA, and Rhys Williams, CFA of Columbia Partners, L.L.C. Investment Management.

PEAR TREE COLUMBIA SMALL CAP FUND

Top 10 Holdings
Percentage of total net assets	32.2%
Alliance Data Systems Corporation	4.7%
Entertainment Properties Trust	4.3%
Acacia Research Corporation—Acacia Technologies	3.8%
Hersha Hospitality Trust	3.7%
Core Laboratories N.V.	3.5%
Catamaran Corporation	3.0%
United Natural Foods, Inc.	2.6%
Hain Celestial Group, Inc.	2.3%
OSI Systems, Inc.	2.2%
Gardner Denver, Inc.	2.1%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Financials	22.8%
Consumer Discretionary	17.8%
Information Technology	14.6%
Industrials	14.5%
Health Care	10.6%
Consumer Staples	8.3%
Energy	4.5%
Telecommunication Services	1.8%
Materials	0.9%
CASH + other assets (net)	4.2%

Value of a $10,000 Investment
Pear Tree Columbia Small Cap (PTSC) Ordinary Shares vs. Russell 2000 Index

Average Annual Total Returns
	3Q 2012	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	0.75%	–0.93%	27.35%	–2.97%	7.81%	9.75%	08/03/92
Institutional Shares1	0.80%	–0.78%	27.72%	–2.73%	8.21%	9.05%	01/06/93
Russell 20002	5.25%	1.60%	31.91%	2.21%	10.17%	8.97%

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2 The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. The beginning date of the Index is 08/3/92.

Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in the issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers.

PEAR TREE COLUMBIA MICRO CAP FUND

INVESTMENT PROFILE

All Data as of September 30, 2012

Investment Commentary
For the semi-annual period ended September 30, 2012 the Pear Tree Columbia Micro Cap Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the Russell Microcap Index. The Fund achieved a return of –1.28% at net asset value compared to 3.82% for the Index.

Fund Information
Net Assets Under Management	$4.6 Million
Number of Companies	100
Price to Book Ratio	2.2
Price to Earnings Ratio	16.2
	Ordinary	Institutional
Total Expense Ratio (Gross)	1.98%	2.07%
Total Expense Ratio (Net)	1.98%	1.83%
Ticker Symbol	PTFMX	MICRX

Market Conditions and Investment Strategies
The equity markets over the past six months trended down initially as concerns over the European debt crisis and slowing global growth weighed on investors. After falling in May, stock markets bottomed in early June, traded sideways in July, moved higher in August, and continued their upward trajectory through the end of the period. This was somewhat surprising to us given the macro headwinds that confront global economies and businesses in this environment. In the end, investors concluded that the massive liquidity injected by the U.S. Federal Reserve and the European Central Bank offset weakening economies, gargantuan budget problems, and the inevitable inflationary consequence of “printing” money. The mantra for many years, “Don’t fight the Fed” has proved to be correct again, at least for the time being.

Health Care and Financials were the two best performing sectors in the Index over the past six months with gains of over 15% and 10% respectively, while Energy, which fell nearly 8%, and Information Technology, which lost almost 5%, were the laggards during the period.

Analyzing our performance versus the Index for the quarter, the largest detractor to our return was the Industrial sector, which cost us over 1.2% relative to the benchmark. This was due to stock selection and being overweight one of the poorer performing sectors in the Index. Portfolio holding MagneTek Inc., fell over 41% during the period, and detracted over 0.5% of relative return. We also underperformed in Information Technology, another negative performer for the benchmark, due to our stock selection during the period. Holding MEMSIC Inc., which fell over 34% in the period, cost over 0.3% of return versus the benchmark.

Conversely, our best performance during the past six months came in the Consumer Discretionary sector where we added nearly 0.7% of relative return due primarily to stock selection. Portfolio holding Overstock.com Inc., one of the best overall performers in the portfolio, gained over 97% during the period.

Portfolio Changes
The Industrials, Health Care and Materials sector weightings increased during the period, while the Information Technology, Consumer Staples and Energy sectors declined. Changes in all other sectors were not material.

A Look Ahead
Investor skepticism is at record highs, yet domestic equities are off to their best start in fifteen years. On the margin things appear to be improving. This can be attributed to lower input prices, global stimulus, and a resurgent U.S. housing market. Late-stage cyclicals that benefit from inflationary growth are particularly poised to outperform, explaining our increasing exposure to Materials and Industrials. Typically, when the business environment reaches a positive inflection point, microcaps benefit as they are more economically sensitive in nature.

The Fund is managed by Robert von Pentz, CFA, of Columbia Partners, L.L.C. Investment Management.

PEAR TREE COLUMBIA MICRO CAP FUND

Top 10 Holdings
Percentage of total net assets	12.9%
Overstock.com, Inc.	1.4%
Alliance Healthcare Services, Inc.	1.4%
Harris Interactive, Inc.	1.3%
U.S. Concrete, Inc.	1.3%
BioDelivery Sciences International, Inc.	1.3%
NASB Financial, Inc.	1.3%
Argan, Inc.	1.3%
CECO Environmental Corp.	1.2%
Homeowners Choice, Inc.	1.2%
Smith & Wesson Holding Corporation	1.2%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Financials	26.4%
Consumer Discretionary	24.6%
Industrials	16.1%
Information Technology	11.4%
Health Care	6.6%
Consumer Staples	6.5%
Materials	4.0%
Energy	1.6%
Cash and Other Assets (Net)	2.8%

Value of a $10,000 Investment
Pear Tree Columbia Micro Cap (PTMC) Ordinary Shares vs. Russell Microcap Index

Average Annual Total Returns
	3Q 2012	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	0.78%	–1.28%				15.95%	9/12/2011
Institutional Shares1	0.81%	–1.23%				12.47%	9/7/2011
Russell Microcap Index2	5.92%	3.82%				22.96%

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2 The Russell Microcap Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000®Index, plus the next smallest eligible securities by market cap. The Russell Microcap Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges, while excluding lesser-regulated OTC bulletin board securities and pink-sheet stocks due to their failure to meet national exchange listing requirements. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

PEAR TREE QUALITY FUND

INVESTMENT PROFILE

All Data as of September 30, 2012

Investment Commentary
For the semi-annual period ended September 30, 2012, the Pear Tree Quality Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, S&P 500 (the “Index”). The Fund achieved a return of 4.05% at net asset value compared to 3.43% for the Index.

Fund Information
Net Assets Under Management	$97.8 Million
Number of Companies	62
Price to Book Ratio	3.5
Price to Earnings Ratio	13.5
	Ordinary	Institutional
Total Expense Ratio (Gross)	1.63%	1.37%
Total Expense Ratio (Net)	1.48%	1.00%
Ticker Symbol	USBOX	QGIAX

Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2012 to September 30, 2012, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.23.

Over the previous six months, the Healthcare sector was the largest positive contributor to the Fund’s performance. The fact that the Fund has no holdings in the Financial sector also provided strong outperformance relative to the benchmark. The Fund’s large overweight position in Consumer Staples also contributed to outperformance.

The greatest detractor to performance came from the Telecom Services sector where the underweighting negatively affected relative performance. Other detractors were sector allocation in the Consumer Discretionary and Energy sectors.

Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.

For the six month period ending September 30, 2012, the Fund rebalanced the holdings twice to replicate the publicly disclosed holdings of the current target portfolio. The two rebalances resulted in the sale of six positions, four healthcare companies and two consumer staple positions. Also as a result of the rebalances, the Fund opened a new position in one Consumer Staple company.

A Look Ahead
For the foreseeable future, the Fund’s investment manager expects the Target Portfolio to remain the same. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.

The Fund’s target portfolio is GMO Quality Fund III (GQETX) and the Fund is managed by Robert von Pentz, CFA of Columbia Partners, L.L.C. Investment Management.

PEAR TREE QUALITY FUND

Top 10 Holdings
Percentage of total net assets	43.8%
Johnson & Johnson	5.5%
Oracle Corporation	5.2%
Philip Morris International, Inc.	4.8%
Pfizer Inc.	4.5%
Coca-Cola Company (The)	4.5%
Apple, Inc.	4.3%
Google, Inc.	4.3%
Microsoft Corporation	4.1%
Chevron Corporation	3.3%
Wal-Mart Stores, Inc.	3.3%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Information Technology	30.0%
Consumer Staples	28.4%
Health Care	26.7%
Energy	8.4%
Consumer Discretionary	4.6%
Industrials	0.8%
Telecommunication Services	0.6%
CASH + other assets (net)	0.5%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs. S&P 500 Index

Average Annual Total Returns
	3Q 2012	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	5.89%	4.05%	25.69%	–2.02%	5.19%	8.82%	05/06/85
Institutional Shares1	5.98%	4.28%	26.34%	–1.93%	5.49%	7.27%	03/25/91
S&P 5002	6.35%	3.43%	30.20%	1.05%	8.01%	10.28%

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2 The S&P 500 Index is an unmanaged index of stocks chosen to their size industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. The beginning date for the Index is 05/29/85.

Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

INVESTMENT PROFILE

All Data as of September 30, 2012

Investment Commentary
For the semi-annual period ended September 30, 2012, the Pear Tree Panagora Dynamic Emerging Markets Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, MSCI Emerging Markets Index (the Index”). The Fund achieved a return of –0.79% at net asset value compared to
–1.59% for the Index.

Fund Information
Net Assets Under Management	$151.1 Million
Number of Companies	197
Price to Book Ratio	1.4
Price to Earnings Ratio	9.2
	Ordinary	Institutional
Total Expense Ratio (Net)	1.80%	1.53%
Ticker Symbol	QFFOX	QEMAX

Market Conditions and Investment Strategies
On a country basis, the largest contributors were South Korea (+1.07%) and Brazil (+0.60%). Among holdings in South Korea, the largest contributor was an overweight to Korea Zinc while among holdings in Brazil, the largest contributor was not holding OGX Petroleo e Gas Participacoes. The largest detractors were China (–0.40%) and India (–0.31%). Among holdings in China the largest detractor was an overweight to Dongfeng Motor Group Co while among holdings in India the largest detractor was not holding Hdfc Bank.

On a sector basis, the largest contributors were Materials (+0.73%) and Consumer Discretionary (+0.72%). Among the holdings in Materials the largest contributor was an overweight to Kghm Polska Miedz while among holdings in Consumer Discretionary the largest contributor was an overweight to Great Wall Motor Company. The largest detractors were Financials (–0.28%) and Health Care (–0.12%). Among holdings in Financials the largest detractor was an overweight to Banco Estado Rio Grande while among holdings in Health Care the largest detractor was not holding Sun Pharmaceuticals.

During the semi-annual period that ended September 2012, our proprietary Dynamic Alpha model performed well — our high-ranked alpha stocks outperformed the worst ranked alpha stocks. Our proprietary Valuation composite performed well — stocks with attractive valuations outperformed their more expensive peers. Our proprietary Quality composite performed well — stocks with strong business and management quality metrics outperformed lower quality peers. Our proprietary Momentum composite performed well — stocks with positive market sentiment outperformed stocks with poor earnings and price momentum.

Portfolio Changes
There were no significant portfolio changes during the semi-annual period ended September 30, 2012.

A Look Ahead
As a quantitative investment firm, we tend not to provide strategy-specific forward looking commentary. We believe that our systematic investment approach ensures that we deliver a portfolio of our highest conviction of ideas to all of our clients.

The Fund’s portfolio is managed by a team of portfolio managers at PanAgora Asset Management, Inc.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

Top 10 Holdings
Percentage of total net assets	21.7%
Samsung Electronics Co., Ltd.	4.9%
China Construction Bank Corporation	2.2%
China Mobile Limited	2.2%
Vale SA	2.0%
Petroleo Brasileiro SA	1.9%
CNOOC Limited	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.7%
LUKoil	1.7%
Hyundai Motor Co.	1.6%
Bank of China Ltd.	1.6%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Financials	23.4%
Information Technology	15.3%
Energy	14.4%
Consumer Discretionary	10.0%
Materials	9.6%
Consumer Staples	9.3%
Industrials	8.6%
Telecommunication Services	6.6%
Utilities	2.2%
Health Care	0.4%
CASH + other assets (net)	0.2%

Top 10 Country Allocations
Percentage of total net assets	83.2%
South Korea	17.3%
Taiwan	12.0%
Brazil	10.9%
China	10.6%
South Africa	7.3%
Hong Kong	6.9%
Russia	5.0%
India	4.9%
Malaysia	4.5%
Mexico	3.8%

Value of a $10,000 Investment
Pear Tree PanAgora Dynamic Emerging Markets (PTEM) Ordinary Shares vs. MSCI EM Index

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

Average Annual Total Returns
	3Q 2012	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	8.28%	–0.79%	17.27%	–4.49%	17.16%	6.32%	09/30/94
Institutional Shares1	8.36%	–0.65%	17.58%	–4.26%	17.54%	8.21%	04/02/96
MSCI EM2	7.89%	–1.59%	17.33%	–0.98%	17.37%	5.70%

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2 The Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index is an unmanaged index comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. The beginning date for the Index is 09/30/94.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

PEAR TREE POLARIS FOREIGN VALUE FUND

INVESTMENT PROFILE

All Data as of September 30, 2012

Investment Commentary
For the semi-annual period ended September 30, 2012, the Pear Tree Polaris Foreign Value Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund achieved a return of 3.67% at net asset value compared to –0.35% for the Index.

Fund Information
Net Assets Under Management	$576.7 Million
Number of Companies	42
Price to Book Ratio	1.7
Price to Earnings Ratio	15.8
	Ordinary	Institutional
Total Expense Ratio (Net)	1.62%	1.36%
Ticker Symbol	QFVOX	QFVIX

Market Conditions and Investment Strategies
Strong portfolio performance stemmed from returns in eight of 10 sectors, with only Information Technology and Materials in absolute negative territory. Consumer Discretionary stocks were the top contributors, with Barratt Developments and Persimmon, plc posting double digit returns. The performance of both British homebuilders was helped by their continued focus on margins over volumes (i.e. buying lower priced land, and building more houses at higher prices than apartments).

Japanese brewery Asahi Group, dairy supplier Meiji and refrigerated food storage and transport company Nichirei propelled the performance of the Consumer Staples sector. All three experienced a recovery in operations following the March 2011 earthquake, highlighted by stronger sales and operating profits. Asahi posted an extraordinary gain on a change in equity in Chinese soft drink affiliate, Tingyi-Asahi Beverages, which entered a strategic alliance with PepsiCo. Nichirei continued to see stable demand for its convenience foods and food logistics services.

Finnish industrial companies Kone OYJ and Konecranes OYJ produced strong returns for the six-month period, benefitting from new product developments, higher orders and healthy backlog. Italian ground engineering services company Trevi Finanziaria announced positive earnings, followed by news of international orders in Thailand, West Africa and Venezuela.

More than 65% of the Fund’s stocks achieved absolute positive returns; those that fared worse included French exploration and production company Maurel et Prom, German ATM manufacturer Wincor Nixdorf and Japanese chemical company Showa Denko. Growth in its retail point of sale outlets sustained Wincor Nixdorf, which has seen slower bank branch ATM sales due to reduced capital spending by stressed European banks. Showa Denko suffered from slowing demand in both of its product lines — petrochemicals and hard disc media.

Portfolio Changes
In early April, the Fund purchased Italy’s Lottomatica, a provider of video lottery terminals and other lottery programs. During difficult macro-economic times, lotteries are in high demand as governments rely on the higher reserves from consistent ticket sales. State Bank of India was sold during the period, as significant headwinds faced the company: Indian GDP is decreasing, while inflation, interest rates and non-performing assets are rising. We believe State Bank of India remains a good value; however, our concern to protect against declines led us to sell the company.

A Look Ahead
International markets experienced a healthy rebound, with four of the past six months in positive territory. However, guarded optimism must prevail, as stagnant macro-economic activity and slow global trade will likely persist. China GDP growth is slowing and export sales to Europe are lessening. In India, a lack of government productivity is holding back project development. With the Brazilian currency especially strong, the export of the country’s products is down, thereby threatening recession. Among developed countries, the U.S. economy will continue to experience fits and starts, benefitting from low cost energy and service sectors, offset by a still weak housing market and mixed job reports. With uncertainty comes volatility that can create market inefficiencies. We will continue our efforts to conduct bottom-up research to pinpoint some of the most fundamentally-strong, but undervalued companies worldwide.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

PEAR TREE POLARIS FOREIGN VALUE FUND

Top 10 Holdings
Percentage of total net assets	25.1%
Samsung Electronics Company Ltd.	3.4%
Taylor Wimpey plc	2.7%
Smurfit Kappa Group plc	2.6%
Kone OYJ, Class B	2.5%
Barratt Developments plc	2.5%
Persimmon plc	2.4%
Konecranes OYJ	2.3%
Imerys S.A.	2.3%
Teva Pharmaceuticals SP	2.2%
Sasol Ltd.	2.2%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Materials	18.4%
Consumer Discretionary	15.3%
Financials	10.4%
Industrials	8.7%
Consumer Staples	8.1%
Information Technology	7.5%
Energy	5.9%
Health Care	4.4%
Telecommunication Services	3.9%
Utilities	1.4%
Cash and Other Assets (Net)	16.0%

Top 10 Country Allocations
Percentage of total net assets	66.7%
Germany	12.1%
United Kingdom	10.5%
Japan	9.8%
Finland	6.8%
Ireland	6.7%
France	6.1%
Sweden	5.9%
South Korea	3.4%
Italy	3.2%
Israel	2.2%

Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV) Ordinary Shares vs. MSCI EAFE Index

PEAR TREE POLARIS FOREIGN VALUE FUND

Average Annual Total Returns
	3Q 2012	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	10.30%	3.67%	21.03%	–3.22%	10.89%	5.91%	05/15/98
Institutional Shares1	10.37%	3.82%	21.37%	–3.03%	11.15%	7.72%	12/18/98
MSCI EAFE2	6.98%	–0.35%	14.33%	–4.77%	8.69%	3.53%

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2 The Morgan Stanley Capital International Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. The beginning date for the Index is 05/29/98.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

INVESTMENT PROFILE

All Data as of September 30, 2012

Investment Commentary
For the semi-annual period ended September 30, 2012, the Pear Tree Polaris Foreign Value Small Cap Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the S&P EPAC Small Cap Index (the “Index”). The Fund achieved a return of 2.33% at net asset value compared to
–0.85% for the Index.

Fund Information
Net Assets Under Management	$92.3 Million
Number of Companies	67
Price to Book Ratio	1.9
Price to Earnings Ratio	18.5
	Ordinary	Institutional
Total Expense Ratio (Net)	1.70%	1.45%
Ticker Symbol	QUSOX	QUSIX

Market Conditions and Investment Strategies
Stocks in the defensive sectors (i.e. Utilities, Consumer Staples and Healthcare) were among the top performers for the quarter, while cyclical stock contributed to a lesser extent. Absolute positive returns were achieved in eight of 10 sectors, with only Materials and Energy in negative territory.

United Drug, the Ireland-based pharmaceutical and healthcare services, was the top contributor to performance for the six month period. The company continued its growth through acquisition strategy, delivering strong earnings and margins. United Drug’s efforts to delist from the Irish stock exchange in favor of the London market were also met with resounding support.

British information technology company CSR added to the period’s returns, after selling its handset operations to Samsung Electronics for $310 million. The capital from this sale will be used to focus on CSR’s other high margin businesses.

Public water utility, Manila Water Company, posted strong gains as it experienced rising water connections in the Philippines. The company also benefitted from a tariff adjustment.

U.K. homebuilder Galliford Try also added to returns for the period. After a 2009 capital raise, the company purchased large parcels of inexpensive land in Southern England during the economic downturn, targeting significant improvement in production volumes and profitability metrics. It has successfully delivered on its target.

Materials sector stocks were among the underperformers for the six month period, with weak returns from India’s USHA Martin and Japan’s Chugoku Marine Paints. Chugoku suffered under high priced oil, which is the main raw material of the company’s paints. USHA Martin experienced falling auto demand and is dealing with a dispute at one of its coal mines. Textile and clothing maker Texwinca Holdings suffered margin contraction due to significantly higher cotton prices in China than in the international market.

Portfolio Changes
During the six-month period, the Fund purchased shares of SpareBank 1 SR Bank ASA of Norway, the Fund’s third purchase of a regional bank in Norway. All three have similar business models, with strong balance sheets, limited downside risks and good market positioning, but are defined by different geographic reach. The Fund’s position in Scandinavian gas station chain operator Statoil Fuel & Retail was sold at a profit, as a result of a friendly buyout from Canada’s Alimentation Couche-Tard.

A Look Ahead
International markets have experienced a healthy rebound in recent months. However, guarded optimism must prevail, as stagnant macro-economic activity and slow global trade will likely persist. China GDP growth is slowing and export sales to Europe are lessening. In India, a lack of government productivity could potentially slow project development. With the Brazilian currency especially strong, the export of the country’s products could become less profitable. Among developed countries, the U.S. economy should continue to experience fits and starts, benefitting from low cost energy and service sectors, offset by a weak housing market and mixed job reports. With uncertainty comes volatility that can create market inefficiencies. We will continue our efforts to conduct bottom-up research to pinpoint some of the most fundamentally-strong, but undervalued small-cap companies worldwide.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Top 10 Holdings
Percentage of total net assets	24.6%
Manila Water Company, Inc.	2.9%
United Drug plc	2.8%
Dockwise Ltd.	2.7%
Equatorial Energia S.A.	2.6%
Galliford Try plc	2.5%
M1 Ltd.	2.4%
Freenet AG	2.3%
DaiichiKosho Co., Ltd.	2.2%
Thai Union Frozen Products PCL	2.1%
BML, Inc.	2.1%

There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.

Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	23.0%
Consumer Staples	13.0%
Financials	11.7%
Information Technology	11.6%
Industrials	10.6%
Utilities	7.6%
Health Care	6.8%
Telecommunication Services	6.5%
Materials	5.5%
Energy	2.7%
Cash and Other Assets (Net)	1.0%

Top 10 Country Allocations
Percentage of total net assets	74.6%
United Kingdom	16.5%
Japan	11.5%
India	8.7%
Ireland	8.2%
Hong Kong	6.2%
Norway	5.7%
Thailand	5.7%
Sweden	4.2%
Germany	4.1%
Singapore	3.8%

Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC) Ordinary Shares vs. S&P EPAC Small Cap Index

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Average Annual Total Returns
	3Q 2012	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	8.97%	2.33%	15.26%			2.36%	5/1/2008
Institutional Shares1	8.95%	2.44%	15.48%			2.58%	5/1/2008
S&P/EPAC Small Cap Index2	7.86%	–0.85%	13.92%			–1.79%

1 Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2 The S&P/Europe Pacific Asia Composite Small Cap (“S&P/EPAC”) Index measures the bottom 20% of institutionary investable capital of developed and emerging (after 09/30/1994) countries, selected by the index sponsor outside of the United States. It is widely recognized as representative of the general market for foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. The Index was established in 1989.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Common Stock—95.8%
	Shares	Value
AIR FREIGHT & LOGISTICS—0.0%
Echo Global Logistics, Inc. (a)	1,882	$32,276
AIRLINES—0.7%
Spirit Airlines, Inc. (a)	42,243	721,510
BANKS—6.1%
BBX Capital Corporation (a)	6,176	39,897
Berkshire Bancorp, Inc. (a)	3,884	31,965
CoBiz Financial, Inc.	91,266	638,862
Codorus Valley Bancorp, Inc.	2,526	36,337
FBR & Co. (a)	12,396	38,304
F.N.B. Corporation	159,469	1,787,647
Guaranty Bancorp (a)	15,675	31,664
Intervest Bancshares Corporation (a)	9,223	35,047
Macatawa Bank Corporation (a)	10,311	32,067
NASB Financial, Inc. (a)	1,795	44,588
Pacific Mercantile Bancorp (a)	4,788	31,314
Pinnacle Financial Partners, Inc. (a)	60,718	1,173,072
Popular, Inc. (a)	43,340	755,416
Preferred Bank (a)	2,481	35,181
Republic First Bancorp, Inc. (a)	17,220	35,645
Susquehanna Bancshares, Inc.	56,684	592,915
Taylor Capital Group, Inc. (a)	2,151	36,825
United Bankshares, Inc. (b)	16,595	413,381
Wilshire Bancorp, Inc. (a)	6,344	39,967
		5,830,094
BEVERAGES—1.7%
SodaStream International Ltd. (a)(b)	42,457	1,663,041
BIOTECHNOLOGY—0.0%
BioDelivery Sciences International, Inc. (a)	7,062	44,632
BUILDING PRODUCTS—1.6%
Builders FirstSource, Inc. (a)	6,509	33,782
NCI Building Systems, Inc. (a)	41,898	420,237
PGT, Inc. (a)	11,204	36,749
Trex Company, Inc. (a)	30,684	1,046,938
		1,537,706
CHEMICALS—0.1%
Penford Corporation (a)	3,854	28,828
TPC Group, Inc. (a)	890	36,321
		65,149

The accompanying notes are an integral part of these financial statements.

COMMERCIAL SERVICES & SUPPLIES—8.2%
Acacia Research Corporation—Acacia Technologies (a)	133,228	3,651,780
CECO Environmental Corp.	4,510	44,063
Core-Mark Holding Company, Inc.	720	34,639
Heartland Payment Systems, Inc.	41,997	1,330,465
Hudson Global, Inc. (a)	8,940	32,452
Intersections, Inc.	2,145	22,608
Kforce, Inc. (a)	125,682	1,481,791
Move, Inc. (a)	3,691	31,816
StarTek, Inc. (a)	11,423	34,269
Sypris Solutions, Inc.	4,835	34,522
Waste Connections, Inc.	38,805	1,173,851
		7,872,256
COMMUNICATIONS EQUIPMENT—1.8%
Ambient Corporation (a)	4,868	25,606
Boingo Wireless, Inc. (a)	3,000	23,820
CalAmp Corp. (a)	4,557	37,413
NICE-Systems Ltd. (a)(c)	41,569	1,380,922
Ubiquiti Networks, Inc. (a)(b)	21,431	255,029
		1,722,790
CONSTRUCTION MATERIALS—0.0%
U.S. Concrete, Inc. (a)	7,076	45,852
CONTAINERS & PACKAGING—0.0%
Myers Industries, Inc.	2,019	31,537
DISTRIBUTORS—0.0%
AMCON Distributing Company	583	37,837
DIVERSIFIED FINANCIALS—4.8%
CIFC Corp. (a)	4,889	35,787
First Cash Financial Services, Inc. (a)	35,595	1,637,726
FirstCity Financial Corporation (a)	3,936	31,606
ICG Group, Inc. (a)	122,762	1,247,262
Medley Capital Corporation	92,602	1,302,910
Meta Financial Group, Inc.	1,753	42,510
MicroFinancial, Inc.	4,186	38,302
NGP Capital Resources Co.	4,889	36,472
Nicholas Financial, Inc.	2,718	35,090
QC Holdings, Inc.	8,505	30,448
Tree.Com, Inc. (a)	7,896	123,730
White River Capital, Inc.	1,524	34,427
		4,596,270
ELECTRICAL EQUIPMENT—0.0%
Magnetek, Inc. (a)	2,337	26,315
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.0%
Finisar Corporation (a)	48,132	688,287
OSI Systems, Inc. (a)	27,419	2,134,295
TESSCO Technologies, Inc.	1,534	32,475
		2,855,057

The accompanying notes are an integral part of these financial statements.

ENERGY EQUIPMENT & SERVICES—4.4%
Core Laboratories N.V.	27,354	3,322,964
Dawson Geophysical Company (a)	17,547	443,237
Hornbeck Offshore Services, Inc. (a)	14,426	528,713
		4,294,914
FOOD & DRUG RETAILING—2.8%
Pantry, Inc. (The) (a)	2,276	33,116
PetMed Express, Inc.	2,858	28,694
United Natural Foods, Inc. (a)	43,296	2,530,651
Village Super Market, Inc., Class A	1,023	37,606
		2,630,067
FOOD PRODUCTS—3.7%
Andersons, Inc. (The)	35,287	1,328,908
Chefs’ Warehouse, Inc. (The) (a)	1,920	31,450
Hain Celestial Group, Inc. (a)	34,838	2,194,794
John B. Sanfilippo & Son, Inc. (a)	1,862	24,243
		3,579,395
HEALTH CARE EQUIPMENT & SUPPLIES—3.9%
Accuray Incorporated (a)	123,924	877,382
Natus Medical, Inc. (a)	92,350	1,207,014
Solta Medical, Inc. (a)	281,034	882,447
Syneron Medical Ltd. (a)	77,833	758,872
		3,725,715
HEALTH CARE PROVIDERS & SERVICES—5.9%
Alliance Healthcare Services, Inc. (a)	34,956	49,288
Bio-Reference Laboratories, Inc. (a)	39,913	1,140,714
Catamaran Corporation (a)	29,088	2,849,751
Henry Schein, Inc. (a)	19,172	1,519,764
Psychemedics Corporation	3,295	40,034
U.S. Physical Therapy, Inc.	1,341	37,052
		5,636,603
HOTELS, RESTAURANTS & LEISURE—1.2%
AFC Enterprises, Inc. (a)	1,475	36,285
Ark Restaurants Corp.	2,462	41,300
Einstein Noah Restaurant Group, Inc.	2,023	35,787
Jamba, Inc. (a)	15,675	34,955
Kona Grill, Inc. (a)	4,018	35,961
Multimedia Games Holding Company, Inc. (a)	2,271	35,723
Nathan’s Famous, Inc. (a)	1,165	36,639
National CineMedia, Inc.	55,659	911,138
		1,167,788
HOUSEHOLD DURABLES—2.2%
Emerson Radio Corp. (a)	17,305	35,735
M.D.C. Holdings, Inc.	18,119	697,763
Standard Pacific Corporation (a)	200,968	1,358,544
U.S. Home Systems, Inc.	3,454	43,071
		2,135,113

The accompanying notes are an integral part of these financial statements.

INDUSTRIAL CONGLOMERATES—0.5%
Lydall, Inc. (a)	2,570	36,211
Polypore International, Inc. (a)(b)	12,180	430,563
		466,774
INSURANCE—0.1%
Homeowners Choice, Inc.	1,868	43,898
Imperial Holdings, Inc. (a)	8,827	30,100
		73,998
INTERNET & CATALOG RETAIL—0.2%
1-800-Flowers.com, Inc., Class A (a)	9,737	36,319
Nutrisystem, Inc.	2,993	31,516
Overstock.com, Inc. (a)(b)	4,930	51,075
		118,910
INTERNET SOFTWARE & SERVICES—2.4%
Ancestry.com, Inc. (a)(b)	47,090	1,416,467
LivePerson (a)	48,771	883,243
		2,299,710
IT CONSULTING & SERVICES—6.2%
Alliance Data Systems Corporation (a)	32,190	4,569,371
Computer Task Group, Inc. (a)	2,458	39,770
Hackett Group, Inc. (The) (a)	6,633	27,726
Industrial Services of America, Inc. (a)	7,361	26,941
InterNAP Network Services Corporation (a)	166,656	1,174,925
Lionbridge Technologies, Inc. (a)	10,992	38,692
Wayside Technology Group, Inc.	2,833	35,327
		5,912,752
LEISURE EQUIPMENT & PRODUCTS—4.1%
Arctic Cat, Inc. (a)	33,987	1,409,101
Callaway Golf Company	69,377	425,975
Glu Mobile, Inc. (a)(b)	187,403	867,676
Nautilus, Inc. (a)	10,132	26,546
Smith & Wesson Holding Corporation (a)	108,481	1,194,375
		3,923,673
MACHINERY—3.2%
Actuant Corporation	19,296	552,252
Argan, Inc. (a)	2,552	44,532
Gardner Denver, Inc.	33,284	2,010,686
Supreme Industries, Inc. (a)	8,423	30,744
Titan International, Inc. (b)	22,331	394,366
		3,032,580
MEDIA—6.1%
Ballantyne Strong, Inc.	5,855	24,357
Cinemark Holdings, Inc.	82,132	1,842,221
Harris Interactive, Inc. (a)	31,778	46,396
IMAX Corporation (a)	74,390	1,481,105
Regal Entertainment Group, Class A	117,014	1,646,387
TiVo, Inc. (a)	80,648	841,158
		5,881,624

The accompanying notes are an integral part of these financial statements.

METALS & MINING—0.8%
Silver Standard Resources, Inc. (a)	45,534	729,910
MULTILINE RETAIL—0.0%
Gordmans Stores, Inc. (a)	1,986	36,642
OFFICE ELECTRONICS—0.0%
PAR Technology Corporation (a)	6,991	38,101
OIL & GAS—0.1%
Adams Resources & Energy, Inc.	813	24,797
VAALCO Energy, Inc. (a)	3,919	33,507
		58,304
PERSONAL PRODUCTS—0.1%
Female Health Company (The)	5,730	40,970
United-Guardian, Inc.	1,904	35,985
		76,955
PHARMACEUTICALS—0.8%
Obagi Medical Products, Inc. (a)	2,255	27,985
Par Pharmaceutical Companies, Inc. (a)	14,429	721,161
POZEN, Inc. (a)	5,163	34,231
		783,377
REAL ESTATE—11.8%
AG Mortgage Investment Trust, Inc.	1,617	39,018
American Campus Communities, Inc.	30,684	1,346,414
Apollo Commercial Real Estate Finance, Inc.	2,133	36,986
Brandywine Realty Trust	83,586	1,018,913
Dynex Capital, Inc.	3,394	36,486
Education Realty Trust, Inc.	45,188	492,549
Entertainment Properties Trust	94,022	4,177,398
Extra Space Storage, Inc.	21,075	700,744
Hersha Hospitality Trust	722,381	3,539,667
		11,388,175
ROAD & RAIL—0.3%
Old Dominion Freight Line (a)	7,309	220,439
Pacer International, Inc. (a)	6,122	24,366
Saia, Inc. (a)	1,626	32,748
Universal Truckload Services, Inc.	2,378	37,976
		315,529
SEMICONDUCTOR EQUIPMENT & PRODUCTS—0.4%
inTEST Corporation (a)	10,251	27,165
MIPS Technologies, Inc. (a)	48,624	359,332
Ultra Clean Holdings, Inc. (a)	5,361	30,611
		417,108
SOFTWARE—0.8%
Majesco Entertainment Company (a)	17,305	21,804
MedAssets, Inc. (a)	22,277	396,531
Verint Systems, Inc. (a)	12,561	344,674
		763,009

The accompanying notes are an integral part of these financial statements.

SPECIALTY RETAIL—2.7%
Destination Maternity Corporation	1,572	29,396
Fifth & Pacific Companies, Inc. (a)	84,246	1,076,664
Hot Topic, Inc.	3,582	31,163
PC Connection, Inc.	3,080	35,451
Pier 1 Imports, Inc.	72,117	1,351,473
Winmark Corporation	606	32,773
		2,556,920
TEXTILES & APPAREL—1.3%
dELiA*s, Inc. (a)	23,942	33,279
DGSE Companies, Inc. (a)	4,693	4,693
Vera Bradley, Inc. (a)(b)	51,574	1,230,040
		1,268,012
WIRELESS TELECOMMUNICATION SERVICES—4.8%
SBA Communications Corp., Class A (a)	27,868	1,752,897
TOTAL COMMON STOCK
(Cost $71,750,009)		92,146,877
Short Term Investments—5.8%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement .01%, 10/01/12, (Dated 09/28/12), Collateralized by $5,720,000 par U.S. Treasury Note-.375% due 04/15/2015, Market Value $5,741,347, Repurchase Proceeds $5,623,927 (Cost $5,623,922)	$5,623,922	5,623,922
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)—101.6% (Cost $77,373,931)		97,770,799
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—6.2%
Money Market—6.2%
Western Asset Institutional Cash Reserves—Inst.
(Cost $5,971,584)	5,971,584	5,971,584
TOTAL INVESTMENTS—107.8% (Cost $83,345,515)		103,742,383
OTHER ASSETS & LIABILITIES (NET)—(7.8%)		(7,543,228)
NET ASSETS—100%		$96,199,155

(a)	Non-income producing security
(b)	All or a portion of this security was out on loan.
(c)	ADR—American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA MICRO CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Common Stock—97.2%
	Shares	Value
AIR FREIGHT & LOGISTICS—0.9%
Echo Global Logistics, Inc. (a)	2,410	$ 41,332
BANKS—13.2%
BBX Capital Corporation (a)	7,908	51,086
Berkshire Bancorp, Inc. (a)	4,973	40,928
Codorus Valley Bancorp, Inc.	3,234	46,521
FBR & Co. (a)	15,873	49,048
Guaranty Bancorp (a)	20,072	40,545
Intervest Bancshares Corporation (a)	11,810	44,878
Macatawa Bank Corporation (a)	13,204	41,064
NASB Financial, Inc. (a)	2,299	57,107
Pacific Mercantile Bancorp (a)	6,132	40,103
Preferred Bank (a)	3,177	45,050
Republic First Bancorp, Inc. (a)	22,050	45,644
Taylor Capital Group, Inc. (a)	2,754	47,148
Wilshire Bancorp, Inc. (a)	8,124	51,181
		600,303
BIOTECHNOLOGY—1.3%
BioDelivery Sciences International, Inc. (a)	9,043	57,152
BUILDING PRODUCTS—2.0%
Builders FirstSource, Inc. (a)	8,335	43,259
PGT, Inc. (a)	14,346	47,055
		90,314
CHEMICALS—1.8%
Penford Corporation (a)	4,935	36,914
TPC Group, Inc. (a)	1,140	46,523
		83,437
COMMERCIAL SERVICES & SUPPLIES—6.6%
CECO Environmental Corp.	5,776	56,432
Core-Mark Holding Company, Inc.	922	44,357
Hudson Technologies, Inc. (a)	11,448	41,556
Intersections, Inc.	2,746	28,943
Move, Inc. (a)	4,727	40,747
StarTek, Inc. (a)	14,628	43,884
Sypris Solutions, Inc.	6,191	44,204
		300,123
COMMUNICATIONS EQUIPMENT—2.5%
Ambient Corporation (a)	6,234	32,791
Boingo Wireless, Inc. (a)	3,842	30,505
CalAmp Corp. (a)	5,836	47,914
		111,210

The accompanying notes are an integral part of these financial statements.

CONSTRUCTION MATERIALS—1.3%
U.S. Concrete, Inc. (a)	9,061	58,715
CONTAINERS & PACKAGING—0.9%
Myers Industries, Inc.	2,586	40,393
DISTRIBUTORS—1.1%
AMCON Distributing Company	746	48,415
DIVERSIFIED FINANCIALS—8.0%
CIFC Corp. (a)	6,260	45,823
FirstCity Financial Corporation (a)	5,041	40,479
Meta Financial Group, Inc.	2,245	54,441
MicroFinancial, Inc.	5,361	49,053
NGP Capital Resources Co.	6,260	46,700
Nicholas Financial, Inc.	3,481	44,940
QC Holdings, Inc.	10,891	38,990
White River Capital, Inc.	1,951	44,073
		364,499
ELECTRICAL EQUIPMENT—0.8%
Magnetek, Inc. (a)	2,992	33,690
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
TESSCO Technologies, Inc.	1,964	41,578
FOOD & DRUG RETAILING—2.8%
Pantry, Inc. (The) (a)	2,914	42,399
PetMed Express, Inc.	3,660	36,746
Village Super Market, Inc., Class A	1,310	48,156
		127,301
FOOD PRODUCTS—1.6%
Chefs’ Warehouse, Inc. (The) (a)	2,458	40,262
John B. Sanfilippo & Son, Inc. (a)	2,385	31,053
		71,315
HEALTH CARE PROVIDERS & SERVICES—3.6%
Alliance Healthcare Services, Inc. (a)	44,761	63,113
Psychemedics Corporation	4,219	51,261
U.S. Physical Therapy, Inc.	1,718	47,468
		161,842
HOTELS, RESTAURANTS & LEISURE—7.2%
AFC Enterprises, Inc. (a)	1,889	46,469
Ark Restaurants Corp.	3,152	52,875
Einstein Noah Restaurant Group, Inc.	2,590	45,817
Jamba, Inc. (a)	20,072	44,761
Kona Grill, Inc. (a)	5,145	46,048
Multimedia Games Holding Company, Inc. (a)	2,908	45,743
Nathan’s Famous, Inc. (a)	1,492	46,923
		328,636

The accompanying notes are an integral part of these financial statements.

HOUSEHOLD DURABLES—2.2%
Emerson Radio Corp. (a)	22,159	45,758
U.S. Home Systems, Inc.	4,423	55,155
		100,913
INDUSTRIAL CONGLOMERATES—1.0%
Lydall, Inc. (a)	3,291	46,370
INSURANCE—2.1%
Homeowners Choice, Inc.	2,392	56,212
Imperial Holdings, Inc. (a)	11,303	38,543
		94,755
INTERNET & CATALOG RETAIL—3.4%
1-800-Flowers.com, Inc., Class A (a)	12,468	46,505
Nutrisystem, Inc.	3,832	40,351
Overstock.com, Inc. (a)	6,313	65,403
		152,259
IT CONSULTING & SERVICES—4.7%
Computer Task Group, Inc. (a)	3,148	50,935
Hackett Group, Inc. (The) (a)	8,493	35,501
Industrial Services of America, Inc. (a)	9,425	34,496
Lionbridge Technologies, Inc. (a)	14,076	49,548
Wayside Technology Group, Inc.	3,627	45,229
		215,707
LEISURE EQUIPMENT & PRODUCTS—3.0%
Artic Cat, Inc. (a)	1,155	47,886
Nautilus, Inc. (a)	12,974	33,992
Smith & Wesson Holding Corporation (a)	5,058	55,689
		137,567
MACHINERY—2.1%
Argan, Inc. (a)	3,267	57,009
Supreme Industries, Inc. (a)	10,786	39,369
		96,378
MEDIA—2.0%
Ballantyne Strong, Inc.	7,498	31,192
Harris Interactive, Inc. (a)	40,691	59,409
		90,601
MULTILINE RETAIL—1.0%
Gordmans Stores, Inc. (a)	2,543	46,918
OFFICE ELECTRONICS—1.1%
PAR Technology Corporation (a)	8,952	48,788
OIL & GAS—1.7%
Adams Resources & Energy, Inc.	1,040	31,720
VAALCO Energy, Inc. (a)	5,018	42,904
		74,624

The accompanying notes are an integral part of these financial statements.

PERSONAL PRODUCTS—2.1%
Female Health Company (The)	7,338	52,467
United-Guardian, Inc.	2,438	46,078
		98,545
PHARMACEUTICALS—1.7%
Obagi Medical Products, Inc. (a)	2,888	35,840
POZEN, Inc. (a)	6,612	43,838
		79,678
REAL ESTATE—3.1%
AG Mortgage Investment Trust, Inc.	2,070	49,949
Apollo Commercial Real Estate Finance, Inc.	2,731	47,355
Dynex Capital, Inc.	4,346	46,720
		144,024
ROAD & RAIL—2.7%
Pacer International, Inc. (a)	7,839	31,199
Saia, Inc. (a)	2,082	41,931
Universal Truckload Services, Inc.	3,045	48,629
		121,759
SEMICONDUCTOR EQUIPMENT & PRODUCTS—1.6%
inTEST Corporation (a)	13,126	34,784
Ultra Clean Holdings, Inc. (a)	6,865	39,199
		73,983
SOFTWARE—0.6%
Majesco Entertainment Company (a)	22,159	27,920
SPECIALTY RETAIL—3.6%
Destination Maternity Corporation	2,013	37,643
Hot Topic, Inc.	4,586	39,898
PC Connection, Inc.	3,944	45,396
Winmark Corporation	776	41,966
		164,903

TEXTILES & APPAREL—1.1%
dELiA*s, Inc. (a)	30,658	42,615
DGSE Companies, Inc. (a)	5,810	5,810
		48,425
TOTAL COMMON STOCK
(Cost $3,966,352)		4,424,372
Short Term Investments—2.8%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement .01%, 10/01/12, (Dated 09/28/12), Collateralized by $130,000 par U.S. Treasury Note-.375% due 04/15/2015, Market Value $130,485, Repurchase Proceeds $127,250 (Cost $127,250)	$127,250	127,250
TOTAL INVESTMENTS—100.0%
(Cost $4,402,782)		4,551,622
OTHER ASSETS & LIABILITIES (NET)—0.0%		1,908
NET ASSETS—100%		$4,553,530

(a)	Non-income producing security

The Portfolio is actively managed and holdings are subject to change.

There is no guarantee the Fund will continue to invest in the securities referenced.

Reference to specific securities or holdings should not be considered recommendations for action by investors.

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Common Stock—99.5%
	Shares	Value
AEROSPACE & DEFENSE—0.0%
United Technologies Corporation	19	$1,488
BEVERAGES—5.7%
Anheuser-Busch InBev SA (b)	9,143	785,475
Coca-Cola Company (The)	116,871	4,432,917
Monster Beverage Corporation (a)	6,995	378,849
		5,597,241
COMMUNICATIONS EQUIPMENT—1.3%
QUALCOMM Incorporated	20,284	1,267,547
COMPUTERS & PERIPHERALS—8.5%
Apple, Inc. (a)	6,356	4,241,104
Hewlett-Packard Company	110,882	1,891,647
International Business Machines	10,711	2,221,997
		8,354,748
FOOD PRODUCTS—3.2%
Nestle, S.A. (b)	28,201	1,782,585
Unilever N.V.	39,119	1,387,942
		3,170,527
FOOD STAPLES & DRUG RETAILING—7.4%
PepsiCo, Inc.	38,437	2,720,186
SYSCO Corporation	15,330	479,369
Tesco PLC (a)(b)	39,393	637,379
Wal-Mart Stores, Inc.	44,277	3,267,643
Walgreen Co.	1,915	69,783
		7,174,360
HEALTH CARE EQUIPMENT & SERVICES—6.2%
Baxter International Inc.	28	1,687
Express Scripts, Inc. (a)	36,128	2,264,142
Intuitive Surgical, Inc. (a)	56	27,755
Medtronic, Inc.	24,699	1,065,021
UnitedHealth Group, Inc.	24,939	1,381,870
Zimmer Holdings, Inc. (a)	18,872	1,276,125
		6,016,600
HEALTH CARE PROVIDERS & SERVICES—0.7%
Henry Schein, Inc. (a)	703	55,727
Laboratory Corporation of America Holdings (a)	2,077	192,060
Quest Diagnostics Incorporated	6,701	425,044
		672,831
HOTELS, RESTAURANTS & LEISURE—1.1%
McDonald’s Corporation	11,385	1,044,574

The accompanying notes are an integral part of these financial statements.

HOUSEHOLD PRODUCTS—4.7%
Church & Dwight Co., Inc.	6,624	357,630
Colgate-Palmolive Company	19,290	2,068,274
Procter & Gamble Company	31,015	2,151,200
		4,577,104
INDUSTRIAL CONGLOMERATES—0.8%
3M Company	8,428	778,916
MULTILINE RETAIL—2.6%
Target Corporation	40,639	2,579,357
OIL & GAS—8.4%
BP plc (b)	23,445	993,130
Chevron Corporation	28,046	3,269,042
Exxon Mobil Corporation	19,053	1,742,396
Royal Dutch Shell plc (b)	15,766	1,094,318
TOTAL S.A. (b)	21,826	1,093,483
		8,192,369
PHARMACEUTICALS & BIOTECHNOLOGY—19.8%
Abbott Laboratories	39,975	2,740,686
Amgen, Inc.	8,497	716,467
AstraZeneca PLC (b)	11,519	551,299
Bristol-Myers Squibb Company	38	1,283
Eli Lilly and Company	390	18,490
GlaxoSmithKline plc (b)	23,028	1,064,815
Johnson & Johnson	78,314	5,396,618
Merck & Co., Inc.	14,235	641,998
Novartis AG (b)	20,443	1,252,338
Pfizer, Inc.	178,745	4,441,813
Roche Holding Ltd (b)	25,562	1,201,159
Sanofi-Aventis (b)	25,206	1,085,370
Takeda Pharmaceutical Company Limited (b)	11,683	269,760
		19,382,096
SOFTWARE & SERVICES—20.2%
Cisco Systems, Inc.	166,625	3,180,871
Google, Inc. (a)	5,557	4,192,757
MasterCard Incorporated	2,372	1,070,911
Microsoft Corporation	135,090	4,022,980
Oracle Corporation (a)	160,076	5,040,793
SAP AG (b)	12,618	900,042
Visa, Inc.	10,019	1,345,351
Yahoo! Inc. (a)	444	7,093
		19,760,798
SPECIALTY RETAIL—0.5%
Lowe’s Companies, Inc.	17,127	517,921
TEXTILES & APPAREL—0.4%
Nike, Inc.	3,871	367,397

The accompanying notes are an integral part of these financial statements.

TOBACCO—7.4%
British American Tobacco p.l.c. (b)	12,899	1,323,953
Lorillard, Inc.	10,637	1,238,679
Philip Morris International, Inc.	51,720	4,651,697
		7,214,329
WIRELESS TELECOMMUNICATIONS—0.6%
NTT DOCOMO, Inc. (b)	40,066	647,467
TOTAL COMMON STOCK (Cost $85,541,497)		97,317,670
TOTAL INVESTMENTS 99.5% (Cost $85,541,497)		$97,317,670
OTHER ASSETS & LIABILITIES (NET)—0.5%		454,667
NET ASSETS—100%		$97,772,337

(a)	Non-Income producing security
(b)	ADR—American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Common Stock—96.2%
	Shares	Value
BRAZIL—7.4%
Banco do Brasil SA	142,212	$ 1,738,996
BM&F Bovespa SA	321,824	1,943,861
Companhia de Bebidas das Americas (c)	43,066	1,648,136
Embraer S.A. (c)	7,764	206,678
EZ TEC Empreendimentos e Participacoes SA	60,035	745,368
Obrascon Huarte Lain Brasil SA	25,100	230,196
Oi SA (c)	11,298	56,038
Petroleo Brasileiro SA	89,183	1,024,586
Petroleo Brasileiro SA (c)	84,344	1,861,472
Sao Martinho SA	14,418	170,050
Sul America SA	72,612	537,044
Vale SA	57,653	1,037,305
		11,199,730
CHILE—1.6%
Banco Santander Chile (c)	8,079	591,706
Compania Cervecerias Unidas SA (c)	6,660	475,058
Enersis SA (c)	40,692	666,942
LATAM Airlines Group SA (b)(c)	25,927	655,434
		2,389,140
CHINA—10.6%
Bank of China Ltd., Class H	6,366,392	2,430,281
China Communications Construction Co., Ltd., Class H	656,680	530,998
China Construction Bank Corporation	4,837,422	3,356,353
China Petroleum & Chemical Corporation	2,015,239	1,881,640
China Shenhua Energy Co., Ltd.	208,105	805,147
China Yuchai International Ltd.	17,977	229,207
Dongfeng Motor Group Company Limited	780,881	909,377
Giant Interactive Group, Inc. (b)(c)	106,939	555,013
Great Wall Motor Co., Ltd. (b)	601,980	1,591,503
Harbin Electric Company Limited	444,945	341,998
Industrial & Commercial Bank of China Ltd.	2,208,911	1,304,713
Inner Mongolia Yitai Coal Co., Ltd., Class B	40,848	219,436
PetroChina Company Limited	1,383,778	1,816,710
Tencent Holdings Limited	1,600	54,681
		16,027,057
COLOMBIA—0.7%
Ecopetrol S.A. (b)(c)	17,581	1,036,048
CZECH REPUBLIC—0.5%
CEZ AS	18,425	687,747

The accompanying notes are an integral part of these financial statements.

HONG KONG—6.9%
Central China Real Estate Ltd.	297,371	72,866
Champion Real Estate Investment Trust	595,000	272,406
China Mobile Limited	290,779	3,232,524
China Zhongwang Holdings Limited (a)(b)	278,800	105,349
Chongqing Rural Commercial Bank Co.	1,034,687	406,987
CNOOC Limited	1,396,218	2,859,401
COSCO International Holdings Ltd.	205,193	80,976
Dairy Farm International Holdings Limited	10,800	119,988
Giordano International Limited (b)	402,000	338,022
KWG Property Holding Limited	395,919	218,535
Lenovo Group Limited	1,267,489	1,054,327
Skyworth Digital Holdings Limited (b)	1,786,000	845,316
Soho China Limited (b)	1,220,979	751,100
Yuexiu Real Estate Investment Trust	215,088	105,130
		10,462,927
HUNGARY—0.3%
EGIS Pharmaceuticals PLC	1,899	150,483
Richter Gedeon Nyrt.	1,411	246,495
		396,978
INDIA—4.9%
Allahabad Bank	29,921	83,219
Andhra Bank	253,412	542,185
Bajaj Holdings & Investment Limited	14,136	211,055
Bank of Baroda	19,608	295,914
Chambal Fertilizers & Chemicals Ltd.	379,300	530,711
Gitanjali Gems Limited	87,208	572,155
Grasim Industries Limited	10,406	654,407
Gujarat State Fertilisers & Chemicals Limited	31,990	48,551
Hexaware Technologies Limited	145,863	337,383
Indiabulls Financial Services Limited	172,508	699,909
Indian Bank	140,982	515,869
Oil and Natural Gas Corp. Limited	140,610	746,703
Oil India Limited	19,730	184,227
Rural Electrification Corporation Limited	172,142	711,479
South Indian Bank Limited	458,831	198,338
Syndicate Bank	166,229	343,520
Tata Chemicals Ltd.	34,131	207,135
TVS Motor Company Ltd.	155,385	125,204
UCO Bank	319,644	466,331
		7,474,295

The accompanying notes are an integral part of these financial statements.

INDONESIA—2.4%
PT AKR Corporindo Tbk	1,296,078	575,583
PT Aneka Tambang Tbk	2,183,989	308,086
PT Astra Agro Lestari Tbk	230,648	529,020
PT Bank Bukopin Tbk	3,526,000	235,804
PT Holcim Indonesia Tbk	522,500	155,603
PT Indo Tambangraya Megah Tbk	29,620	130,458
PT Indofood CBP Sukses Makmur Tbk	312,500	207,354
PT PP London Sumatra Indonesia Tbk	2,762,340	707,182
PT Sampoerna Agro Tbk	452,953	137,259
PT Telekomunikasi Indonesia Tbk	616,958	609,222
		3,595,571
ISRAEL—0.8%
First International Bank of Israel Ltd. (a)	5,585	65,709
Mizrahi Tefahot Bank Ltd. (a)	137,759	1,221,206
		1,286,915
MALAYSIA—4.5%
Affin Holdings Berhad	191,000	210,591
Berjaya Sports Toto Berhad	228,184	323,258
British American Tobacco (Malaysia) Berhad	28,544	564,063
DiGi.Com Berhad	414,051	715,259
DRB-HICOM Berhad	1,041,699	794,097
Genting Malaysia Berhad	542,209	620,884
Hong Leong Financial Group Berhad	99,655	386,687
JCY International Berhad	402,700	102,767
KLCC Property Holdings Berhad	78,800	150,046
Kuala Lumpur Kepong Berhad	58,300	420,775
Kulim (Malaysia) Berhad	237,200	382,593
Lafarge Malayan Cement Berhad	54,580	158,927
Malaysia Building Society Berhad	539,312	425,239
Parkson Holdings Berhad	169,900	267,927
SapuraKencana Petroleum Berhad (a)	108,119	82,066
Telekom Malaysia Berhad	253,578	513,544
UMW Holdings Berhad	230,093	752,799
		6,871,522
MEXICO—3.8%
Alfa S.A.B., Series A	1,046,290	1,948,659
America Movil S.A.B. de C.V., Series L	1,394,870	1,778,175
GRUMA, S.A.B. de C.V., Series B (a)	210,207	594,765
Grupo Herdez, S. A. B. de C. V., Series*	32,954	84,890
Grupo Mexico S.A.B. de C.V., Series B	299,398	990,019
Industrias CH, S.A.B. de C.V., Series B (a)	29,088	173,649
Organizacion Soriana S.A.B. de C.V., Series B	53,500	174,205
		5,744,362
PERU—0.2%
Banco Continental S.A.	86,167	221,902
Intercorp Financial Services, Inc.	3,786	123,045
		344,947

The accompanying notes are an integral part of these financial statements.

PHILIPPINES—0.5%
Manila Electric Company	50,280	307,357
Megaworld Corporation	6,281,300	335,786
Rizal Commercial Banking Corporation	126,900	138,566
		781,709
POLAND—1.9%
KGHM Polska Miedz SA (b)	40,010	1,906,995
PGE SA	169,648	980,915
		2,887,910
RUSSIA—5.0%
Gazprom (c)	240,094	2,408,143
LUKoil (c)	41,213	2,538,721
Norilsk Nickel Mining and Metallurgical Co. (c)	32,496	518,311
Sberbank of Russia (c)	129,680	1,521,146
Severstal (b)(d)	39,700	496,647
		7,482,968
SINGAPORE—2.0%
ComfortDelGro Corporation Limited	293,000	409,765
DBS Group Holdings Ltd.	49,000	574,990
Golden Agri-Resources Ltd.	2,343,327	1,261,189
Indofood Agri Resources Ltd.	252,941	281,550
UOL Group Limited	93,000	434,551
		2,962,045
SOUTH AFRICA—7.3%
Barloworld Limited	77,302	670,347
Exxaro Resources Ltd.	25,132	487,833
FirstRand Limited	354,798	1,193,465
Fountainhead Property Trust Management Ltd.	44,420	43,342
Gold Fields Ltd. (c)	114,823	1,475,475
Imperial Holdings Limited	66,468	1,503,201
Investec Limited	132,791	818,407
Liberty Holdings Limited	87,087	1,042,471
MTN Group Limited	50,835	982,273
Reunert Limited	31,269	260,033
RMB Holdings Ltd.	254,948	1,137,715
Sasol Ltd.	27,651	1,241,573
Tongaat Hulett Limited	9,294	156,651
		11,012,786

The accompanying notes are an integral part of these financial statements.

SOUTH KOREA—17.3%
BS Financial Group, Inc.	9,709	104,828
Daelim Industrial Co., Ltd.	15,552	1,327,921
Daishin Securities Company	17,151	136,106
Daou Technology, Inc.	89,225	1,400,883
GS Home Shopping, Inc.	642	63,829
Hana Financial Group, Inc.	21,693	664,594
Hyundai Motor Company	10,895	2,470,288
KCC Corporation	2,160	566,516
Kia Motors Corporation	10,609	662,451
Korea Exchange Bank (a)	76,230	582,309
Korea Zinc Co., Ltd.	4,253	1,869,303
KP Chemical Corp.	10,839	128,731
KT&G Corporation	23,246	1,771,542
LG Display Co., Ltd. (a)	25,110	640,501
Meritz Fire & Marine Insurance Co., Ltd.	5,460	62,145
Nong Shim Co., Ltd.	3,114	743,880
Samsung Electronics Co., Ltd.	6,129	7,422,574
Samsung Heavy Industries Co., Ltd.	42,521	1,442,330
SK Holdings Co., Ltd.	12,490	1,747,482
SK Innovation Co., Ltd.	11,997	1,818,831
SK Telecom Co., Ltd. (c)	34,465	501,121
		26,128,165
TAIWAN—12.0%
ASUSTeK Computer, Inc.	145,488	1,580,771
Chailease Holding Co., Ltd.	108,000	203,742
Chicony Electronics Co., Ltd.	142,271	334,887
Chunghwa Telecom Co., Ltd.	483,600	1,549,117
Compal Electronics, Inc.	739,765	664,977
Farglory Land Development Co., Ltd.	306,302	572,615
Formosa Chemicals & Fiber Corporation	191,000	513,443
Highwealth Construction Corp.	203,645	342,147
Hon Hai Precision Industry Co., Ltd.	387,372	1,215,761
Lite-On Technology Corp.	807,844	1,043,099
MStar Semiconductor, Inc.	31,000	249,049
Pegatron Corporation (a)	832,416	1,083,346
Phison Electronics Corp.	133,015	1,073,159
Pou Chen Corporation	854,631	874,646
President Chain Store Corp.	105,915	567,270
Radiant Opto-Electronics Corporation	251,990	1,091,740
Taiwan Semiconductor Manufacturing Co., Ltd.	845,270	2,589,430
TECO Electric & Machinery Co., Ltd.	1,198,983	830,312
U-Ming Marine Transport Corporation	135,246	216,386
Uni-President Enterprises Corporation	508,702	902,400
United Microelectronics Corporation	1,381,401	574,926
		18,073,223

The accompanying notes are an integral part of these financial statements.

THAILAND—3.3%
Bangkok Bank PCL (e)	151,836	956,991
CP ALL PCL	1,247,712	1,439,044
Electricity Generating PCL	62,179	262,614
Kiatnakin Bank PCL	199,500	299,769
Krung Thai Bank PCL	2,580,491	1,534,210
Siam Makro PCL	40,295	519,724
		5,012,352
TURKEY—2.3%
Arcelik AS	120,877	643,546
Eis Eczacibasi Ilac Ve Sinai	131,796	136,519
Ford Otomotiv Sanayi AS	27,935	289,361
Tekfen Holding AS	57,812	209,915
Tofas Turk Otomobil Fabrikasi AS	153,067	774,009
Tupras—Turkiye Petrol Rafinerileri AS	31,228	713,028
Turkiye Sise ve Cam Fabrikalari AS	406,101	563,134
Ulker Biskuvi Sanayi AS	28,244	119,856
		3,449,368
TOTAL COMMON STOCK
(Cost $132,482,554)		145,307,765

Preferred Stock—3.5%
BRAZIL—3.5%
Banco Bradesco SA	27,809	446,595
Banco do Estado do Rio Grande do Sul SA	71,030	603,795
Eletropaulo Metropolitana SA	40,680	395,146
Itau Unibanco Holding SA	47,563	717,397
Klabin SA	143,881	752,004
Metalurgica Gerdau SA	42,529	512,294
Vale SA, Class A	110,271	1,917,685
TOTAL PREFERRED STOCK
(Cost $6,649,106)		5,344,916
Rights—0.1%
THAILAND—0.1%
Krung Thai Bank Rights (Cost $0)	645,123	119,467
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $139,131,660)		150,772,148

The accompanying notes are an integral part of these financial statements.

	Par Value	Value
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—4.9%
Money Market—4.9%
Western Asset Institutional Cash Reserves—Inst.
(Cost $7,351,088)	$7,351,088	7,351,088
TOTAL INVESTMENTS—104.7%
(Cost $146,482,748)		158,123,236
OTHER ASSETS & LIABILITIES (Net)—(4.7%)		(7,041,053)
NET ASSETS—100%		$151,082,183

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c)	ADR—American Depositary Receipts
(d)	GDR—Global Depositary Receipts
(e)	NVDR—Non-Voting Depository Receipts

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	23.4%
Information Technology	15.3%
Energy	14.4%
Consumer Discretionary	10.0%
Materials	9.6%
Consumer Staples	9.3%
Industrials	8.6%
Telecommunication Services	6.6%
Utilities	2.2%
Health Care	0.4%
Cash and Other Assets (Net)	0.2%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Common Stock—84.0%
	Shares	Value
AUSTRALIA—1.8%
BHP Billiton Ltd.	294,500	$ 10,107,324
BELGIUM—2.0%
Solvay S.A.	97,847	11,329,724
CANADA—1.9%
Methanex Corporation	375,307	10,705,810
FINLAND—6.8%
Kone OYJ, Class B	210,900	14,601,658
Konecranes OYJ	455,280	13,205,582
YIT OYJ	609,916	11,707,649
		39,514,889
FRANCE—6.1%
Christian Dior S.A.	74,773	10,036,567
Imerys S.A.	223,383	13,113,720
Maurel et Prom	711,606	10,558,088
Transgene S.A. (a)	142,827	1,641,677
		35,350,052
GERMANY—12.1%
BASF SE	145,300	12,264,228
Deutsche Telekom AG	875,715	10,780,563
Hannover Rueckvers	189,900	12,140,586
Muenchener Rueckvers AG	75,230	11,751,877
Symrise AG	342,950	11,618,533
Wincor Nixdorf AG	287,250	11,238,332
		69,794,119
HONG KONG- 1.4%
Guangdong Investment Limited	10,190,000	8,016,327
INDIA—2.1%
Infosys Technologies Ltd. (b)	250,645	12,166,308
IRELAND—6.7%
CRH plc	606,708	11,700,673
Greencore Group plc	9,555,313	12,331,704
Smurfit Kappa Group plc	1,459,010	14,725,424
		38,757,801
ISRAEL—2.2%
Teva Pharmaceuticals SP (b)	302,519	12,527,312

The accompanying notes are an integral part of these financial statements.

ITALY—3.2%
Lottomatica Group SpA	548,865	12,081,175
Trevi Finanziaria SpA	974,526	6,289,803
		18,370,978
JAPAN—9.8%
Asahi Group Holdings Ltd.	476,600	11,768,203
KDDI Corporation	151,000	11,743,583
Meiji Holdings Co., Ltd.	232,900	11,582,232
Nichirei Corporation	2,031,000	11,129,838
Showa Denko K.K.	6,593,000	10,491,941
		56,715,797
NORWAY—2.0%
DnB Bank ASA	947,092	11,606,216
SOUTH AFRICA—2.2%
Sasol Ltd.	276,835	12,430,321
SOUTH KOREA—3.4%
Samsung Electronics Company Ltd.	16,285	19,722,078
SWEDEN—5.9%
Duni AB	1,179,500	9,877,507
Investor AB, Class B	550,056	12,110,495
Svenska Handelsbanken AB, Class A	328,500	12,309,309
		34,297,311
SWITZERLAND—2.0%
Novartis AG	187,950	11,506,939
THAILAND—1.9%
Thai Oil PCL	5,178,900	10,978,662
UNITED KINGDOM—10.5%
Barratt Developments plc (a)	5,339,856	14,601,162
BBA Aviation plc	1,325,064	4,221,746
Bellway plc	817,906	12,145,499
Persimmon plc	1,148,673	14,055,302
Taylor Wimpey plc	17,822,024	15,611,514
		60,635,223
TOTAL COMMON STOCK (Cost $444,785,223)		484,533,191

Short Term Investments—15.6%
	Par Value	Value
Commercial Paper—10.4%
Exxon Mobil Corp. 0.04%, due 10/9/12 (Cost $30,000,000)	$30,000,000	$30,000,000
Toyota Credit DE PR Corp., 0.04%, due 10/1/2012 (Cost $30,000,000)	$30,000,000	30,000,000
Total Commercial Paper		60,000,000

The accompanying notes are an integral part of these financial statements.

Money Market—5.2%
State Street Global Advisors FDS (Cost $30,044,537)	$30,044,537	30,044,537
TOTAL SHORT TERM INVESTMENTS—15.6%		90,044,537
TOTAL INVESTMENTS—99.6% (Cost $534,829,760)		574,577,728
OTHER ASSETS & LIABILITIES (NET)—0.4%		2,074,756
NET ASSETS—100%		$576,652,484

(a)	Non-income producing security
(b)	ADR—American Depository Receipts
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials	18.4%
Consumer Discretionary	15.3%
Financials	10.4%
Industrials	8.7%
Consumer Staples	8.1%
Information Technology	7.5%
Energy	5.9%
Health Care	4.4%
Telecommunication Services	3.9%
Utilities	1.4%
Other Assets & Liabilities	16.0%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Common Stock—91.9%
	Shares	Value
AUSTRALIA—2.1%
Austal Limited	552,530	$ 794,907
Industrea Limited	868,171	1,122,756
		1,917,663
BELGIUM—1.7%
Kinepolis Group	15,900	1,577,150
BRAZIL—2.6%
Equatorial Energia SA	276,385	2,439,373
CANADA—1.2%
Astral Media, Inc.	22,800	1,116,650
CHINA—2.4%
China Hongxing Sports Limited (a)	10,258,400	83,653
Sichuan Expressway Company Limited	2,772,960	768,871
Xinhua Winshare Publishing and Media Co., Ltd.	2,701,500	1,337,851
		2,190,375
FRANCE—1.3%
Bonduelle SA	13,900	1,192,906
GERMANY—2.3%
Freenet AG	127,700	2,085,137
HONG KONG—6.2%
China Fishery Group Limited	1,427,672	838,232
Samson Holding Ltd.	10,475,800	1,242,929
Texwinca Holdings Limited	1,226,300	789,167
VST Holdings Ltd.	7,922,800	1,450,903
VTech Holdings Limited	115,700	1,417,517
		5,738,748
INDIA—3.4%
KRBL Ltd.	1,475,200	690,823
LIC Housing Finance Ltd.	146,600	785,461
Manappuram General Finance and Leasing Ltd.	1,064,700	804,404
NIIT Technologies Ltd.	83,400	474,358
South Indian Bank Ltd.	553,320	239,183
Usha Martin Group Ltd.	323,760	155,910
		3,150,139

The accompanying notes are an integral part of these financial statements.

IRELAND—8.2%
Glanbia plc	189,900	1,684,666
Greencore Group plc	1,347,779	1,739,390
IFG Group plc	829,985	1,504,628
United Drug plc	691,867	2,624,125
		7,552,809
ITALY—2.6%
De’Longhi SpA	118,910	1,391,232
Trevi Finanziaria SpA	152,900	986,850
		2,378,082
JAPAN—11.5%
Accordia Golf Co., Ltd.	1,653	1,062,825
BML, Inc.	74,000	1,945,919
Chugoku Marine Paints Ltd.	268,100	1,293,706
Daicel Corporation	271,000	1,627,669
DaiichiKosho Co., Ltd.	83,600	2,011,679
Nichirei Corporation	333,000	1,824,833
Unipres Corporation	38,000	843,198
		10,609,829
NETHERLANDS—2.7%
Dockwise Ltd. (a)	146,134	2,523,705
NORWAY—5.7%
ABG Sundal Collier Holding ASA	1,563,800	1,104,812
SpareBank 1SMN	247,265	1,595,940
SpareBank 1 SR-Bank ASA	243,300	1,566,104
SpareBank Nord-Norge	209,731	1,002,456
		5,269,312
PHILIPPINES—2.9%
Manila Water Company, Inc.	4,081,170	2,641,534
SINGAPORE—3.8%
Breadtalk Group Ltd.	2,815,100	1,319,973
M1 Ltd.	987,300	2,214,038
		3,534,011
SOUTH AFRICA—1.8%
Clicks Group Limited	232,300	1,621,652
SWEDEN—4.2%
Duni AB	156,400	1,309,743
Loomis AB	82,300	1,168,518
Nolato AB	129,700	1,382,371
		3,860,632
SWITZERLAND—1.7%
Vetropack Holding AG	886	1,575,949
TAIWAN—1.4%
Holtek Semiconductor Inc.	1,204,000	1,269,163

The accompanying notes are an integral part of these financial statements.

THAILAND—5.7%
Hana Microelectronics PCL	2,059,080	1,398,141
Ratchaburi Electricity Generating Holding PCL	1,220,000	1,922,352
Thai Union Frozen Products PCL	821,274	1,954,461
		5,274,954
UNITED KINGDOM—16.5%
Alternative Networks plc	488,200	1,740,517
BBA Aviation plc	413,804	1,318,408
Character Group plc	496,900	1,042,079
Clarkson plc	64,500	1,356,830
CSR plc	331,900	1,703,174
Galliford Try plc	193,828	2,282,588
Halfords Group plc	260,879	1,096,735
The Restaurant Group plc	250,600	1,446,471
Vitec Group plc	149,866	1,729,820
Wetherspoon (J.D.) plc	196,400	1,523,964
		15,240,586
TOTAL COMMON STOCK (Cost $76,663,870)		84,760,359
Preferred Stock—1.8%
GERMANY—1.8%
Dräegerwerk AG (Cost $821,879)	16,900	1,675,907
Warrants—5.3%
India—5.3%
KRBL Limited Derivative	1,679,000	$786,276
LIC Housing Finance Derivative	204,200	1,094,083
NIIT Technologies Derivative	276,900	1,574,924
South Indian Bank Derivative	2,535,250	1,095,989
Usha Martin Group Derivative	807,100	388,699
(Cost $2,692,091)		4,939,971
Short Term Investments—0.8%
	Par Value	Value
Money Market—0.8%
State Street Global Advisors FDS (Cost $709,735)	$709,735	709,735
TOTAL SHORT TERM INVESTMENTS—0.8%		709,735
TOTAL INVESTMENTS—99.8% (Cost $80,887,575)		92,085,972
OTHER ASSETS & LIABILITIES (NET)—0.2%		234,839
NET ASSETS—100%		$92,320,811

(a)	Non-income producing security
The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	23.0%
Consumer Staples	13.0%
Financials	11.7%
Information Technology	11.6%
Industrials	10.6%
Utilities	7.6%
Telecommunication Services	6.5%
Health Care	6.8%
Materials	5.5%
Energy	2.7%
Cash and Other Assets	1.0%

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2012 (Unaudited)
	Small Cap	Micro Cap
Assets:
Investments at value (Includes collateral from securities on loan of: $5,971,584: $0: $0: $7,351,088: $0,$0 respectively)* (Note 2)	$98,118,461	$4,424,372
Repurchase agreements/commercial paper	5,623,922	127,250
Foreign currency at value (Cost $345,792 for Emerging Markets, $0 for Foreign Value, and $18,827 for Foreign Value Small Cap)	—	—
Cash	—	—
Dividend, interest and foreign tax reclaims receivable	125,579	5,422
Receivable for investments sold	60,206	—
Receivable for shares of beneficial interest sold	2,225	103
Other assets	13,864	1,003
Total Assets	$103,944,257	$4,558,150
Liabilities:
Payable for investments purchased	$1,585,882	$—
Payable for shares of beneficial interest repurchased	33,132	—
Payable for compensation of manager (Note 3)	79,686	43
Payable for distribution fees (Note 3)	18,676	653
Payable to custodian	4,649	3,163
Payable to transfer agent (Note 3)	15,832	761
Payable for collateral received for securities loaned	5,971,584	—
Payable for line of credit	—	—
Unrealized gain/(loss) on forward foreign currency contracts (Note 2)	—	—
Other accrued expenses and liabilities	35,661	—
Total Liabilities	$7,745,102	$4,620
Net Assets	$96,199,155	$4,553,530
*	Includes securities on loan to brokers with market value of $5,832,913; $0; $0; $6,839,665; $0; $0, respectively.

Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap

$97,317,670	$158,123,236	$514,577,728	$92,085,972
—	—	60,000,000	—

—	348,376	—	18,729
—	—	—	—
190,733	408,816	2,007,427	324,082
1,747,013	—	927,773	6,860
—	36,058	—	—
7,527	7,239	22,387	—
$99,262,943	$158,923,725	$577,535,315	$92,435,643

$—	$—	$—	$—
500	103,550	206,051	3,363
67,210	122,159	463,352	75,045
20,147	27,591	91,579	15,214
1,817	(221)	10,824	2,888
15,729	22,214	87,788	14,772
—	7,351,088	—	—
1,371,079	193,704	—	—

—	—	—	—
14,124	21,457	23,237	3,550
$1,490,606	$7,841,542	$882,831	$114,832
$97,772,337	$151,082,183	$576,652,484	$92,320,811

The accompanying notes are an integral part of these financial statements.

	Small Cap	Micro Cap
Net Assets Consist Of:
Shares of beneficial interest	$93,139,132	$4,193,610
Undistributed net investment income	(386,473)	(16,832)
Accumulated net realized gain/(loss) on investments and foreign denominated assets, liabilities and currency	(16,950,372)	227,912
Unrealized appreciation/(depreciation) of investments and foreign denominated assets, liabilities and currency	20,396,868	148,840
Net Assets	$96,199,155	$4,553,530
Investments at cost	$83,345,515	$4,402,782
Net assets
Ordinary Shares	$90,170,012	$3,184,293
Institutional Shares	$6,029,143	$1,369,237
Shares of beneficial interest outstanding (unlimited number of shares authorized)
Ordinary Shares	4,470,433	275,230
Institutional Shares	264,213	121,991
Net asset value and offering price per share
Ordinary Shares	$20.17	$11.57
Institutional Shares	$22.82	$11.22

Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap

$93,211,845	$165,518,415	$792,008,172	$80,477,490
780,870	4,169,708	7,373,838	2,830,912

(7,996,551)	(30,252,795)	(262,461,057)	(2,169,848)

11,776,173	11,646,855	39,731,531	11,182,257
$97,772,337	$151,082,183	$576,652,484	$92,320,811
$85,541,497	$146,482,748	$534,829,760	$80,887,575

$95,080,429	$136,476,555	$457,656,878	$75,530,919
$2,691,908	$14,605,628	$118,995,606	$16,789,892

6,378,332	6,068,674	32,368,062	8,184,147
172,660	640,077	8,410,532	1,815,052

$14.91	$22.49	$14.14	$9.23
$15.59	$22.82	$14.15	$9.25

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS
6 Months Ended September 30, 2012 (Unaudited)
	Small Cap	Micro Cap
Investment Income:
Dividends*	$608,969	$27,480
Interest	101	5
Sec Lending Income	43,645	—
Miscellaneous (Note 2)	—	—
Total Investment Income	$652,715	$27,485
Expenses:
Compensation of manager (Note 3)	483,025	22,080
Distribution fees, Ordinary Shares (Note 3)	113,278	3,852
Administrative Fees (Note 3)	17,128	757
Custodian and fund accounting fees	23,542	4,450
Regulatory and Compliance (Note 3)	10,501	464
Transfer agent fees (Note 3):
Ordinary Shares	76,682	2,709
Institutional Shares	5,010	1,099
Audit and legal	19,802	869
Registration fees	17,165	7,037
Insurance	4,226	186
Compensation of trustees (Note 3)	7,002	309
Printing	5,792	256
Miscellaneous	6,011	174
Total expenses before waivers/reimbursements/reductions	789,164	44,242
Waivers and/or reimbursements of expenses (Note 3)	—	75
Fees reduced by credits allowed by custodian (Note 3)	—	—
Expenses, Net	$789,164	$44,317
Net investment income/(loss)	$(136,449)	$(16,832)
Realized and unrealized gain/(loss) on investments, foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments	$4,678,993	$179,861
Foreign denominated assets, liabilities, and currency	—	—
Change in unrealized appreciation/(depreciation) of:
Investments	(5,566,898)	(211,057)
Foreign denominated assets, liabilities, and currency	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	(887,905)	(31,196)
Net increase/(decrease) in net assets resulting from operations	$(1,024,354)	$(48,028)

*
Dividends are net of withholding taxes of $2,762 for Small Cap, $111 for Micro Cap and $0 for Quality, net of foreign withholding taxes of $520,744 for Emerging Markets, $725,686 for Foreign Value, and $125,646 for Foreign Value Small Cap.

Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap

$1,171,632	$3,924,279	$6,977,868	$2,195,260
28	—	24,955	202
—	80,290	—	—
—	45	2,673	—
$1,171,660	$4,004,614	$7,005,496	$2,195,462

468,472	757,275	2,475,028	445,734
113,918	171,113	491,839	88,615
16,267	27,023	84,555	15,705
19,530	149,555	115,000	39,200
9,973	16,579	51,843	9,628

76,173	114,291	328,001	59,343
2,161	11,966	83,755	14,995
18,659	41,213	96,598	19,600
13,374	19,576	22,632	19,110
4,015	6,673	20,876	3,875
6,649	11,054	34,567	6,419
5,501	9,145	28,596	5,311
5,717	11,384	30,042	5,694

760,409	1,346,847	3,863,332	733,229
(73,009)	—	—	—
—	—	—	0
$687,400	$1,346,847	$3,863,332	$733,229
$484,260	$2,657,767	$3,142,164	$1,462,233

$1,530,231	$(3,581,247)	$277,723	$667,543
—	(44,219)	(186,445)	(50,450)

1,587,153	(739,854)	19,257,115	(186,591)
—	106,858	563,442	83,639

3,117,384	(4,258,462)	19,911,835	514,141

$3,601,644	$(1,600,695)	$23,053,999	$1,976,374

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$(136,449)	$(440,739)
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	4,678,993	9,436,737
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(5,566,898)	(8,042,519)
Net increase/(decrease) from operations	$(1,024,354)	$953,479
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(236,963)
Institutional shares	—	(27,904)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$—	$(264,867)

Fund share transactions (Note 8)	(4,887,597)	(20,058,907)
Contributions to capital from investment manager/brokers	—	—

Increase/(decrease) in net assets	$(5,911,951)	$(19,370,295)
Net assets beginning of period	102,111,106	121,481,401
Net assets end of period*	$96,199,155	$102,111,106
* Includes undistributed net investment income/(loss) of:	$(386,473)	$(250,024)

The accompanying notes are an integral part of these financial statements.

	Micro Cap
	Semi-Annual Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012**
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$(16,832)	$15,879
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	179,861	59,515
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(211,057)	359,897
Net increase/(decrease) from operations	$(48,028)	$435,291
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(21,193)
Institutional shares	—	(6,150)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$—	$(27,343)

Fund share transactions (Note 8)	257,668	3,935,942
Contributions to capital from investment manager/brokers	—	—

Increase/(decrease) in net assets	$209,640	$4,343,890
Net assets beginning of period	4,343,890	—
Net assets end of period*	$4,553,530	$4,343,890
* Includes undistributed net investment income/(loss) of:	$(16,832)	$—

 ** Commenced operations on September 7, 2011 — Information presented is for the period September 7, 2011 to March 31, 2012.

The accompanying notes are an integral part of these financial statements.

	Quality
	Semi-Annual Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$484,260	$1,008,186
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	1,530,231	2,984,631
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	1,587,153	9,457,654
Net increase/(decrease) from operations	$3,601,644	$13,450,471
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(767,633)
Institutional shares	—	(11,723)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$—	$(779,356)

Fund share transactions (Note 8)	(944,665)	18,714,889
Contributions to capital from investment manager/brokers	—	—

Increase/(decrease) in net assets	$2,656,979	$31,386,004
Net assets beginning of period	95,115,358	63,729,354
Net assets end of period*	$97,772,337	$95,115,358
* Includes undistributed net investment income/(loss) of:	$780,870	$296,610

The accompanying notes are an integral part of these financial statements.

	Emerging Markets
	Semi-Annual Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$2,657,767	$2,935,954
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	(3,625,466)	9,264,704
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(632,996)	(26,146,156)
Net increase/(decrease) from operations	$(1,600,695)	$(13,945,498)
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(3,007,245)
Institutional shares	—	(270,340)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$—	$(3,277,585)

Fund share transactions (Note 8)	(8,087,471)	(9,659,603)
Contributions to capital from investment manager/brokers	272	—

Increase/(decrease) in net assets	$(9,687,894)	$(26,882,686)
Net assets beginning of period	160,770,077	187,652,763
Net assets end of period*	$151,082,183	$160,770,077
* Includes undistributed net investment income/(loss) of:	$4,169,708	$1,511,941

The accompanying notes are an integral part of these financial statements.

	Foreign Value
	Semi-Annual Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$3,142,164	$4,061,945
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	91,278	(40,002,280)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	19,820,557	10,913,820
Net increase/(decrease) from operations	$23,053,999	$(25,026,515)
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(1,725,884)
Institutional shares	—	(716,459)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
Total distributions	$—	$(2,442,343)

Fund share transactions (Note 8)	69,477,864	63,247,944
Contributions to capital from investment manager/brokers	1,021	—

Increase/(decrease) in net assets	$92,532,884	$35,779,086
Net assets beginning of period	484,119,600	448,340,514
Net assets end of period*	$576,652,484	$484,119,600
* Includes undistributed net investment income/(loss) of:	$7,373,838	$4,231,673

The accompanying notes are an integral part of these financial statements.

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$1,462,233	$2,038,408
Net realized gain/(loss) on investments Foreign denominated assets, liabilities, and currency	617,093	(1,477,024)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(102,952)	(9,129,119)
Net increase/(decrease) from operations	$1,976,374	$(8,567,735)
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(674,094)
Institutional shares	—	(250,427)
Net realized gains
Ordinary shares	—	(6,678,061)
Institutional shares	—	(1,935,417)
Total distributions	$—	$(9,537,999)

Fund share transactions (Note 8)	(2,959,924)	9,130,510
Contributions to capital from investment manager/brokers	—	—

Increase/(decrease) in net assets	$(983,550)	$(8,975,224)
Net assets beginning of period	93,304,361	102,279,585
Net assets end of period*	$92,320,811	$93,304,361
* Includes undistributed net investment income/(loss) of:	$2,830,912	$1,368,679

The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA SMALL CAP FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2012	2012	2011	2010	2009	2008
	(unaudited)
Net Asset Value, Beginning of Period	$20.36	$19.92	$16.45	$10.22	$19.45	$23.88
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	(0.03)	(0.08)	0.04	0.11	0.06	0.07
Net realized and unrealized gain/(loss) on securities	(0.16)	0.57	3.52	6.15	(9.23)	(3.56)
Total from Investment Operations	(0.19)	0.49	3.56	6.26	(9.17)	(3.49)
Less Distributions:
Dividends from net investment income	—	(0.05)	(0.09)	(0.03)	—	(0.11)
Distributions from realized capital gains	—	—	—	—	(0.06)	(0.83)
Total Distributions	—	(0.05)	(0.09)	(0.03)	(0.06)	(0.94)
Net Asset Value, End of Period	$20.17	$20.36	$19.92	$16.45	$10.22	$19.45
Total Return (d)	(0.93)%	2.48%	21.69%	61.27%	(47.11)%	(15.17)%
Net Assets, End of Period (000’s)	$90,170	$95,870	$113,675	$99,444	$61,943	$119,949
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.65%	1.67%	1.64%	1.65%	1.64%	1.59%
Net	1.65%	1.67%	1.64%	1.65%	1.64%	1.59%
Ratio of net investment income (loss) to average net assets (c)	(0.30)%	(0.44)%	0.23%	0.81%	0.31%	0.31%
Portfolio Turnover	25%	53%	71%	50%	72%	39%

The accompanying notes are an integral part of these financial statements.

	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2012	2012	2011	2010	2009	2008
	(unaudited)
Net Asset Value, Beginning of Period	$23.00	$22.50	$18.56	$11.51	$21.86	$26.71
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	(0.01)	(0.04)	0.09	0.20	0.10	0.12
Net realized and unrealized gain/(loss) on securities	(0.17)	0.63	3.98	6.91	(10.39)	(3.94)
Total from Investment Operations	(0.18)	0.59	4.07	7.11	(10.29)	(3.82)
Less Distributions:
Dividends from net investment income	—	(0.09)	(0.13)	(0.06)	—	(0.20)
Distributions from realized capital gains	—	—	—	—	(0.06)	(0.83)
Total Distributions	—	(0.09)	(0.13)	(0.06)	(0.06)	(1.03)
Net Asset Value, End of Period	$22.82	$23.00	$22.50	$18.56	$11.51	$21.86
Total Return (d)	(0.78)%	2.69%	21.98%	61.83%	(47.04)%	(14.87)%
Net Assets, End of Period (000’s)	$6,029	$6,242	$7,806	$7,146	$7,281	$24,282
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.40%	1.42%	1.39%	1.41%	1.42%	1.30%
Net	1.40%	1.42%	1.39%	1.41%	1.42%	1.30%
Ratio of net investment income (loss) to average net assets (c)	(0.05)%	(0.19)%	0.48%	1.35%	0.48%	0.45%
Portfolio Turnover	25%	53%	71%	50%	72%	39%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
— Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
— Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE COLUMBIA MICRO CAP FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Period Ended March 30,
	2012	2012*
	(unaudited)
Net Asset Value, Beginning of Period	$11.72	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	(0.04)	0.06
Net realized and unrealized gain/(loss) on securities	(0.11)	1.76
Total from Investment Operations	(0.15)	1.82
Less Distributions:
Dividends from net investment income	—	(0.10)
Distributions from realized capital gains	—	—
Total Distributions	—	(0.10)
Net Asset Value, End of Period*	$11.57	$11.72
Total Return (d)	(1.28)%	18.36%
Net Assets, End of Period (000’s)	$3,184	$3,000
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.98%	4.58%**
Net	1.98%	2.00%**
Ratio of net investment income (loss) to average net assets (c)	(0.73)%	1.08%**
Portfolio Turnover	114%	67%

The accompanying notes are an integral part of these financial statements.

	Institutional Shares
	For the six months ended September 30,	Period Ended March 30,
	2012	2012*
	(unaudited)
Net Asset Value, Beginning of Period	$11.36	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	(0.03)	0.08
Net realized and unrealized gain/(loss) on securities	(0.11)	1.38
Total from Investment Operations	(0.14)	1.46
Less Distributions:
Dividends from net investment income	—	(0.10)
Distributions from realized capital gains	—	—
Total Distributions	—	(0.10)
Net Asset Value, End of Period*	$11.22	$11.36
Total Return (d)	(1.23)%	14.75%
Net Assets, End of Period (000’s)	$1,369	$1,344
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	2.07%	4.28%**
Net	1.83%	1.75%**
Ratio of net investment income (loss) to average net assets (c)	(0.58)%	1.34%**
Portfolio Turnover	114%	67%

*	Fund commenced operations on September 12, 2011 for Ordinary and September 7, 2011 for Institutional.
**	Annualized.
(a)	Per share numbers have been calculated using the average shares method.
(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. Not Annualized. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
— Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
— Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2012	2012	2011	2010	2009	2008
	(unaudited)
Net Asset Value, Beginning of Period	$14.33	$12.36	$11.37	$8.24	$14.07	$17.04
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.07	0.17	0.09	0.05	(0.04)	(0.09)
Net realized and unrealized gain/(loss) on securities	0.51	1.92	1.01	3.10	(5.78)	(2.30)
Total from Investment Operations	0.58	2.09	1.10	3.15	(5.82)	(2.39)
Less Distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.02)	(0.01)	—
Distributions from realized capital gains	—	—	—	—	—	(0.58)
Total Distributions	—	(0.12)	(0.11)	(0.02)	(0.01)	(0.58)
Net Asset Value, End of Period	$14.91	$14.33	$12.36	$11.37	$8.24	$14.07
Total Return (d)	4.05%	16.99%	9.78%	38.30%	(41.36)%	(14.43)%
Net Assets, End of Period (000’s)	$95,080	$92,557	$62,920	$54,213	$43,014	$69,767
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.63%	1.66%	1.93%	2.10%	2.71%	2.18%
Net including dividend and interest expense for securities sold short	1.48%	1.51%	1.89%	2.10%	2.71%	2.12%
Net excluding dividend and interest expense for securities sold short	1.48%	1.51%	1.85%	1.92%	1.98%	1.90%
Ratio of net investment income (loss) to average net assets (c)	2.56%	1.28%	0.84%	0.50%	(0.38)%	(0.52)%
Portfolio Turnover Excluding Short Positions (f)	23%	68%	283%	191%	207%	171%
Note: This fund changed its investment strategy on January 27, 2011.

The accompanying notes are an integral part of these financial statements.

	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2012	2012	2011	2010	2009	2008
	(unaudited)
Net Asset Value, Beginning of Period	$14.95	$12.85	$11.80	$8.54	$14.71	$17.80
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.11	0.25	0.12	0.08	(0.10)	(0.10)
Net realized and unrealized gain/(loss) on securities	0.53	1.99	1.06	3.22	(6.02)	(2.41)
Total from Investment Operations	0.64	2.24	1.18	3.30	(6.12)	(2.51)
Less Distributions:
Dividends from net investment income	—	(0.14)	(0.13)	(0.04)	(0.05)	—
Distributions from realized capital gains	—	—	—	—	—	(0.58)
Total Distributions	—	(0.14)	(0.13)	(0.04)	(0.05)	(0.58)
Net Asset Value, End of Period	$15.59	$14.95	$12.85	$11.80	$8.54	$14.71
Total Return (d)	4.28%	17.57%	10.07%	38.71%	(41.66)%	(14.49)%
Net Assets, End of Period (000’s)	$2,692	$2,558	$809	$591	$584	$1,009
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.37%	1.41%	1.71%	1.81%	3.19%	2.23%
Net including dividend and interest expense for securities sold short	1.00%	1.00%	1.67%	1.81%	3.19%	2.17%
Net excluding dividend and interest expense for securities sold short	1.00%	1.00%	1.63%	1.63%	2.46%	1.95%
Ratio of net investment income (loss) to average net assets (c)	2.56%	1.85%	1.08%	0.75%	(0.86)%	(0.56)%
Portfolio Turnover Excluding Short Positions (f)	23%	68%	283%	191%	207%	171%

Note: This Fund changed its investment strategy on January 27, 2011 from Long/Short to Quality.
(a)	Per share numbers have been calculated using the average shares method.
(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
 — Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
 — Net (total expenses net fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
(f)	Portfolio turnover is calculated on long security positions only. Short positions are generally held for less than one year.

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2012	2012	2011	2010	2009	2008
	(unaudited)
Net Asset Value, Beginning of Period	$22.67	$25.18	$21.23	$12.06	$27.04	$23.34
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.37	0.41	0.24	0.18	0.33	0.26
Net realized and unrealized gain/(loss) on securities	(0.55)	(2.44)	3.96	9.05	(14.76)	4.42
Total from Investment Operations	(0.18)	(2.03)	4.20	9.23	(14.43)	4.68
Less Distributions:
Dividends from net investment income	—	(0.48)	(0.25)	(0.06)	(0.43)	(0.16)
Distributions from realized capital gains	—	—	—	—	(0.12)	(0.82)
Total Distributions	—	(0.48)	(0.25)	(0.06)	(0.55)	(0.98)
Net Asset Value, End of Period	$22.49	$22.67	$25.18	$21.23	$12.06	$27.04
Total Return (d)	(0.79)%	(7.80)%	19.86%	76.56%	(53.27)%	19.35%
Net Assets, End of Period (000’s)	$136,476	$145,201	$176,386	$205,727	$164,133	$491,462
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.80%	1.76%	1.77%	1.74%	1.67%	1.60%
Net	1.80%	1.76%	1.77%	1.74%	1.67%	1.60%
Ratio of net investment income (loss) to average net assets (c)	3.48%	1.80%	1.05%	0.99%	1.66%	0.91%
Portfolio Turnover	23%	56%	68%	120%	67%	18%

The accompanying notes are an integral part of these financial statements.

	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2012	2012	2011	2010	2009	2008
	(unaudited)
Net Asset Value, Beginning of Period	$22.97	$25.53	$21.48	$12.19	$27.46	$23.67
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.41	0.41	0.42	0.27	0.34	0.33
Net realized and unrealized gain/(loss) on securities	(0.56)	(2.42)	3.89	9.11	(14.98)	4.50
Total from Investment Operations	(0.15)	(2.01)	4.31	9.38	(14.64)	4.83
Less Distributions:
Dividends from net investment income	—	(0.55)	(0.26)	(0.09)	(0.51)	(0.22)
Distributions from realized capital gains	—	—	—	—	(0.12)	(0.82)
Total Distributions	—	(0.55)	(0.26)	(0.09)	(0.63)	(1.04)
Net Asset Value, End of Period	$22.82	$22.97	$25.53	$21.48	$12.19	$27.46
Total Return (d)	(0.65)%	(7.56)%	20.14%	77.02%	(53.17)%	19.67%
Net Assets, End of Period (000’s)	$14,606	$15,569	$11,267	$26,247	$25,664	$40,501
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.53%	1.52%	1.51%	1.50%	1.48%	1.39%
Net	1.53%	1.52%	1.51%	1.50%	1.48%	1.39%
Ratio of net investment income (loss) to average net assets (c)	3.76%	1.81%	1.94%	1.48%	1.82%	1.12%
Portfolio Turnover	23%	56%	68%	120%	67%	18%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
— Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
— Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2012	2012	2011	2010	2009	2008
	(unaudited)
Net Asset Value, Beginning of Period	$13.64	$14.68	$12.45	$6.97	$19.87	$23.07
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.08	0.12	0.07	0.13	0.35	0.19
Net realized and unrealized gain/(loss) on securities	0.42	(1.09)	2.31	5.71	(11.53)	(2.11)
Total from Investment Operations	0.50	(0.97)	2.38	5.84	(11.18)	(1.92)
Less Distributions:
Dividends from net investment income	—	(0.07)	(0.15)	(0.36)	(0.11)	(0.19)
Distributions from realized capital gains	—	—	—	—	(1.61)	(1.09)
Total Distributions	—	(0.07)	(0.15)	(0.36)	(1.72)	(1.28)
Net Asset Value, End of Period	$14.14	$13.64	$14.68	$12.45	$6.97	$19.87
Total Return (d)	3.67%	(6.55)%	19.17%	84.05%	(55.95)%	(8.71)%
Net Assets, End of Period (000’s)	$457,657	$386,011	$369,550	$369,626	$193,798	$781,136
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.61%	1.64%	1.62%	1.62%	1.62%	1.56%
Net	1.61%	1.64%	1.62%	1.62%	1.62%	1.56%
Ratio of net investment income (loss) to average net assets (c)	1.23%	0.93%	0.56%	1.17%	2.49%	0.83%
Portfolio Turnover	3%	18%	9%	24%	20%	44%

The accompanying notes are an integral part of these financial statements.

	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2012	2012	2011	2010	2009	2008
	(unaudited)
Net Asset Value, Beginning of Period	$13.63	$14.68	$12.45	$6.98	$19.98	$23.19
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.09	0.14	0.10	0.14	0.38	0.26
Net realized and unrealized gain/(loss) on securities	0.43	(1.09)	2.31	5.71	(11.60)	(2.13)
Total from Investment Operations	0.52	(0.95)	2.41	5.85	(11.22)	(1.87)
Less Distributions:
Dividends from net investment income	—	(0.10)	(0.18)	(0.38)	(0.17)	(0.25)
Distributions from realized capital gains	—	—	—	—	(1.61)	(1.09)
Total Distributions	—	(0.10)	(0.18)	(0.38)	(1.78)	(1.34)
Net Asset Value, End of Period	$14.15	$13.63	$14.68	$12.45	$6.98	$19.98
Total Return (d)	3.82%	(6.34)%	19.48%	84.12%	(55.85)%	(8.49)%
Net Assets, End of Period (000’s)	$118,996	$98,109	$78,790	$68,067	$47,090	$140,999
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.36%	1.39%	1.37%	1.37%	1.38%	1.32%
Net	1.36%	1.39%	1.37%	1.37%	1.38%	1.32%
Ratio of net investment income (loss) to average net assets (c)	1.42%	1.07%	0.79%	1.29%	2.77%	1.18%
Portfolio Turnover	3%	18%	9%	24%	20%	44%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
— Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
— Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Period Ended March 31,
	2012	2012	2011	2010	2009*
	(unaudited)
Net Asset Value, Beginning of Period	$9.02	$11.19	$10.28	$4.82	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.14	0.21	0.09	0.07	0.03
Net realized and unrealized gain/(loss) on securities	0.07	(1.29)	1.25	5.42	(5.15)
Total from Investment Operations	0.21	(1.08)	1.34	5.49	(5.12)
Less Distributions:
Dividends from net investment income	—	(0.10)	(0.08)	(0.03)	(0.04)
Distributions from realized capital gains	—	(0.99)	(0.35)	—	(0.02)
Total Distributions	—	(1.09)	(0.43)	(0.03)	(0.06)
Net Asset Value, End of Period*	$9.23	$9.02	$11.19	$10.28	$4.82
Total Return (d)	2.33%	(8.20)%	13.12%	114.00%	(51.25)%
Net Assets, End of Period (000’s)	$75,531	$72,737	$78,307	$124,971	$18,978
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.70%	1.70%	1.69%	1.64%	2.00%**
Net	1.70%	1.70%	1.69%	1.64%	1.97%**
Ratio of net investment income (loss) to average net assets (c)	3.20%	2.14%	0.82%	0.82%	0.66%**
Portfolio Turnover	3%	22%	54%	14%	10%

The accompanying notes are an integral part of these financial statements.

	Institutional Shares
	For the six months ended September 30,	Period Ended March 31,
	2012	2012	2011	2010	2009*
	(unaudited)
Net Asset Value, Beginning of Period	$9.03	$11.21	$10.30	$4.82	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.16	0.24	0.09	0.11	0.07
Net realized and unrealized gain/(loss) on securities	0.06	(1.30)	1.28	5.41	(5.19)
Total from Investment Operations	0.22	(1.06)	1.37	5.52	(5.12)
Less Distributions:
Dividends from net investment income	—	(0.13)	(0.11)	(0.04)	(0.04)
Distributions from realized capital gains	—	(0.99)	(0.35)	—	(0.02)
Total Distributions	—	(1.12)	(0.46)	(0.04)	(0.06)
Net Asset Value, End of Period*	$9.25	$9.03	$11.21	$10.30	$4.82
Total Return (d)	2.44%	(7.99)%	13.40%	114.55%	(51.20)%
Net Assets, End of Period (000’s)	$16,790	$20,567	$23,973	$8,103	$3,592
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (e)
Gross	1.45%	1.43%	1.44%	1.43%	1.88%**
Net	1.45%	1.43%	1.44%	1.43%	1.85%**
Ratio of net investment income (loss) to average net assets (c)	3.60%	2.45%	0.92%	1.27%	1.10%**
Portfolio Turnover	3%	22%	54%	14%	10%

*	Fund commenced operations May 1, 2008.
**	Annualized.
(a)	Per share numbers have been calculated using the average shares method.
(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d)
Total Return does not include the deferred sales charge of 1% for the Ordinary Shares. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e)	Ratios of expenses to average net assets:
— Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (unaudited)

1. Organization of the Trust

Pear Tree Funds, formerly known as Quantitative Group of Funds d/b/a “Quant Funds” (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust currently has six series (each a “Fund” and collectively the “Funds”) each with a distinct investment objective.

Pear Tree Columbia Small Cap Fund (“Small Cap Fund”) seeks maximum long-term capital appreciation.

Pear Tree Columbia Micro Cap Fund (“Micro Cap Fund”) seeks maximum long-term capital appreciation. Micro Cap accepted its first subscription and began trading securities on September 7, 2011.

Pear Tree Quality Fund (“Quality Fund”) seeks long-term growth of capital.

Pear Tree PanAgora Dynamic Emerging Markets Fund (“Emerging Markets Fund”) seeks long-term growth of capital. Prior to February 1, 2012, the Fund was called Pear Tree Emerging Markets Fund.

Pear Tree Polaris Foreign Value Fund (“Foreign Value Fund”) seeks long-term capital growth and income.

Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap Fund”) seeks long-term capital growth and income.

Each Fund offers two classes of shares, designated as Ordinary Shares and Institutional Shares. The classes differ principally in their respective expense structure and minimum investment requirements. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and has equal rights to voting, redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders. There is no distribution plan for Institutional Shares.

At times, a Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate any income earned or the proceeds from the sale of Funds investments. Information regarding each Fund’s principal risks is contained in the Fund’s prospectus. Please refer to those documents when considering a Fund’s risks.

2. Significant Accounting Policies

Each Fund’s financial statements have been prepared in conformity with U.S. generally accepted accounting principles. Those principals require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by one or more Funds in the preparation of their financial statements, which are consistent with those policies generally followed by the investment company industry.

Security Valuation

To determine each Fund’s share price for the purpose of effecting purchases and sales of the Fund shares, portfolio securities are generally valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been recently reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Debt securities that mature in 60 days or less are valued at amortized cost.

Securities with prices that are quoted in foreign currencies are valued, for determining a Fund’s share price, in U.S. dollars based upon the prevailing exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets typically are open at different times than the New York Stock Exchange, the value of a Fund’s shares may change at times and on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of the foreign markets on which these investments are traded and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2012
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stock (1)(2)	$79,377,780	$—	$—	$79,377,780
Depository Receipts	1,380,922	—	—	1,380,922
Real Estate Inv. Trusts	11,388,175	—	—	11,388,175
Short Term Investments	5,971,584	5,623,922	—	11,595,506
Total	$98,118,461	$5,623,922	$—	$103,742,383
Micro Cap
Common Stock (1)(2)	$4,280,348	$—	$—	$4,280,348
Real Estate Inv. Trusts	144,024	—	—	144,024
Short Term Investments	—	127,250	—	127,250
Total	$4,424,372	$127,250	$—	$4,551,622
Quality
Common Stock (1)(2)	$82,635,097	$—	$—	$82,635,097
Depository Receipts	14,682,573	—	—	14,682,573
Total	$97,317,670	$—	$—	$97,317,670
Emerging Markets
Common Stock (1)(2)(3)	$122,125,399	$4,055,361	$—	$126,180,760
Common Stock Units	537,045	—	—	537,045
Depository Receipts	18,169,082	—	—	18,169,082
Preferred Stock	5,344,916	—	—	5,344,916
Real Estate Inv. Trusts	420,878	—	—	420,878
Rights	—	119,467	—	119,467
Short Term Investments	7,351,088	—	—	7,351,088
Total	$153,948,408	$4,174,828	$—	$158,123,236
Foreign Value
Common Stock (1)(2)(3)	$448,860,909	$10,978,662	$—	$459,839,571
Depository Receipts	24,693,620		—	24,693,620
Short Term Investments	30,044,537	60,000,000	—	90,044,537
Total	$503,599,066	$70,978,662	$—	$574,577,728

Foreign Value Small Cap
Common Stock (1)(2)(3)(4)	$79,401,752	$5,274,954	$83,653	$84,760,359
Preferred Stock	1,675,907	—	—	1,675,907
Short Term Investments	709,735	—	—	709,735
Warrants	—	4,939,971	—	4,939,971
Total	$81,787,394	$10,214,925	$83,653	$92,085,972

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap Fund Common Stock
Balance as of 3/31/2012	$244,762
Realized gain (loss)	$—
Changed in unrealized appreciation (depreciation)	$(161,109)
Net purchases (sales)	$—
Transfer in and/or out of Level 3	$—
Balances as of 09/30/2012	$83,653

(1)	Refer to Schedule of Investments for breakout by industry or country.

(2)	There were no transfers in or out of Level 1 or Level 2 securities for the six months ended September 30, 2012.

(3)	Common stock labeled as Level 2 for Emerging Markets, Foreign Value and Foreign Value Small Cap are categorized as Thailand securities in the Schedule of Investments.

(4)	Common Stock labeled as a Level 3 security in Foreign Value Small Cap is categorized as a China security in the Schedule of Investments.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012;

	Fair Value September 30, 2012	Valuation Methodologies	Unobservable Input (1)	Range	Impact to Valuation from a Decrease in Input (2)
Common Stock	.01	Company Specific	Company Specific	100%	Decrease

1.	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2.
This column represents the directional change in the fair value of the level 3 investments that would result from an decrease to the corresponding unobservable input. A increase to the observable input would have the opposite effect.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those observable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds’ current fiscal year began on April 1, 2012. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure, through the date the financial statements were issued. There were no events or transactions that occurred during the period covered by the Funds financial statements that materially impacted the accounts or disclosures in the Funds’ financial statements.

Security Transactions and Related Investment Income

Security transactions by a Fund are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income received by the fund, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or a capital gain is recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Repurchase Agreements

The Funds’ custodian takes possession of securities collateralizing repurchase agreements through the federal book-entry system. Collateral is marked-to-market daily to reduce the possibility that the market value of the underlying assets is insufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Foreign Currency Transactions

All monetary items denominated in foreign currencies that are held by the Funds are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.

Short Sales

From time to time, a Fund may engage in short sales (selling securities it did not own) as part of its investment activities. Upon selling a security short, the Fund’s Custodian segregates cash, cash equivalents or other appropriate liquid securities in an amount equal to the then current market value of the securities sold short and maintains such collateral until the Fund replaces the borrowed security. A Fund that borrows a security generally is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. Liabilities for securities sold short are valued daily and are recorded as unrealized appreciation (depreciation) on investments and securities sold short. The Fund records realized gain (loss) on a security sold short when a short position is terminated by the Fund. The Fund incurs a loss if the price of a security increased between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of borrowed security declines between the date of a short sale and the date the Fund replaces the borrowed security.

Securities Lending

To generate additional income, each of the Small Cap Fund and Emerging Markets Fund use Securities Finance Trust Company (“eSecLending”) as lending agent. The Small Cap Fund and Emerging Markets Fund may each lend up to 30% of its assets pursuant to certain agreements (“Securities Lending Agreements”) requiring that the loan be continuously secured by cash or securities. Securities are loaned by eSecLending to certain pre-approved brokers (“the borrowers”). The borrowers are required to provide cash or securities as collateral against loaned securities in the amount of 105% of the market value of borrowings for the Emerging Markets Fund, and 102% of the borrowings for the Small Cap Fund. Collateral is marked-to-market daily. Cash collateral is invested in a registered money market fund.

Risks such as delay in recovery of securities may occur should the borrower of the securities fail financially or should the value of the securities loaned increase above the value of the collateral received. eSecLending provides indemnification insurance via highly rated third party insurers to cover these potential risks.

At September 30, 2012, the following Funds had collateral and loans outstanding of:

	Value of Collateral	Value of Loaned Securities
Small Cap Fund	$5,971,584	$5,832,913
Emerging Markets Fund	7,351,088	6,839,665

Credit Facility

State Street has made available to the Trust an uncommitted unsecured demand line of credit in the amount of $15 million. State Street may look solely to the assets of the Fund for the enforcement of any claim against that Fund. For the six months ended September 30, 2012, the average interest rate on the outstanding principal amount was 1.41%. During the six months ended September 30, 2012 Small Cap Fund, Quality Fund, Emerging Markets Fund and Foreign Value Small Cap Fund had an outstanding average daily loan balance of $2,042, $26,220, $259,857, and $32,189 respectively. The maximum amount outstanding for the current lending agreement during the period was $269,895 for Small Cap, $3,051,277 for Quality Fund, $6,616,169 for Emerging Markets Fund and $1,044,798 for Foreign Value Small Cap Fund. Interest expense amounted to $14, $128, $1,588 and $204 respectively. At September 30, 2012 there were loan payable balances of $1,371,079 for Quality Fund and $193,704 for Emerging Markets Fund.

Expenses and Class Allocations

The majority of the expenses of the Funds are attributed to the individual Fund and class for which they are incurred. Expenses that are not attributed to a specific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares.

Distribution fees on Ordinary Shares are calculated based on the average daily net asset value attributable to the Ordinary Shares of the respective Fund. Institutional Shares are not subject to distribution fees. Shareholders of each class share all expenses and fees paid to the transfer agent, Pear Tree Institutional Services, for its services, which are allocated based on the net assets in each class and the ratable allocation of related out-of-pocket expenses. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares below, based on their respective percentage of adjusted net assets at the beginning of the day. (See Note 3)

Distributions to Shareholders

Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur 12b-1 distribution fees while Institutional Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions

The Funds have entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”). Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of the portfolio advisors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily total net assets of each of the Funds.

Beginning January 27, 2011, the Manager has agreed until July 31, 2013 to waive 0.15 percent of its management fee if the Quality Fund’s average daily net assets are up to $100 million and 0.25 percent of its management fee if the Fund’s average daily net assets are $100 million or more. Beginning April 1, 2011, the Manager has agreed to waive or reimburse Fund expenses relating to Institutional Shares of Quality Fund such that the total annual fund operating expenses relating to Institutional Shares is not greater than 1.00 percent. The Board has the right to terminate either or both arrangements in its discretion. In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap Fund to the extent that the total expenses of this Fund individually exceeds 2% of average net assets for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the six months ended September 30, 2012, aggregate management fees exclusive of fee waivers and Fund reimbursements, from all Funds were $4,651,615.

The Manager has entered into advisory contracts with the following subadvisors (collectively the “Advisors”) to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap Fund, Quality Fund and Micro Cap Fund), PanAgora Asset Management, Inc. (Emerging Markets Fund), and Polaris Capital Management, LLC (Foreign Value and Foreign Value Small Cap Fund).

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. Currently, the fees paid by the Manager to the Advisors of the Funds are as follows:

Small Cap	0.47% of average daily total net assets
Micro Cap	0.47% of average daily total net assets
Quality	0.10% of the first $100 million and
0.08% of amounts in excess of $100 million but less than $250 million and
0.06% of amounts in excess of $250 million of average daily total net assets
Emerging Markets*	0.47% of the first $300 million and
0.50% of amounts in excess of $300 million of average daily total net assets
Foreign Value	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of amounts in excess of $200 million of average daily total net assets;

*	Prior to February 1, 2012, the subadvisory fee paid was 0.40 as of the average daily net assets.

The Funds have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the Distribution Agreement, the Distributor received a monthly fee at the annual rate of (i) 0.25% of the average daily net asset value of the Ordinary Shares of the Funds.

Holders of Institutional Shares pay no portion of the 12b-1 Plan expenses of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. During the six months ended September 30, 2012 the aggregate distribution fees of the Funds were $982,615.

Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”) pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.16% of the average daily total net asset value of each class of shares of the Funds and for reimbursement of out of pocket expenses. During the six months ended September 30, 2012, the aggregate fees of the Funds were $776,185.

Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2012, fees paid pursuant to this agreement were $161,435.

The Board of Trustees of the Funds has approved reimbursement to the Manager for certain costs associated with providing regulatory and compliance services to the Funds. For the six months ended September 30, 2012, the Trustees have approved reimbursements that amounted to $98,988.

Custody and fund accounting services are provided by State Street. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.

For the six months ended September 30, 2012, each Trustee of the Trust who was not an “interested person” of the Trust, as that term is defined in the 1940 Act, received fee for serving in that role of $13,500, and each of the Chairman of the Board’s Audit Committee and the Lead Independent Trustee of the Board received an additional $1,500. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets.

4. Purchases and Sales

During the six months ended September 30, 2012, purchases of investment securities other than U.S. Government obligations and short-term investments, for Small Cap Fund, Quality Fund, Emerging Markets Fund, Foreign Value Fund, Foreign Value Small Cap Fund and Micro Cap Fund were $23,453,890, $21,667,856, $34,474,457, $79,519,575, $2,531,843 and $5,168,775, respectively. Sales of such securities for the Funds were $28,851,787, $21,701,227, $39,219,604, $6,291,027, $2,876,340 and $4,932,038, respectively.

5. Contingent Liability

The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent.

6. Concentration of Risk

The relatively large investments of Emerging Markets Fund in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

7. Federal Income Taxes

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore no Federal income tax provision is required.

The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Certain Funds had capital loss carryovers as of March 31, 2012. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. As of March 31, 2012, the capital loss carryovers were as follows:

Portfolio	Capital Loss Expires March 31, 2017	Capital Loss Expires March 31, 2018	Capital Loss Expires March 31, 2019	Capital Loss No Expiration Short Term	Total Capital Loss
Small Cap Fund		$$19,937,546	$—	$—	$19,937,546
Micro Cap Fund	—	—	—	—	—
Quality Fund	—	8,935,504	—	—	8,935,504
Emerging Markets Fund	—	23,648,614	—	—	23,648,614
Foreign Value Fund	73,956,484	131,156,114	10,547,106	—	215,659,704
Foreign Value Small Cap Fund	—	—	—	1,085,262	1,085,262

As a result of the passage of the Registered Investment Company Modification Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term and have no expiration date and are utilized before capital losses incurred prior to the Act. During the fiscal year ending March 31, 2012, capital loss carryovers in the amount of $9,577,081, $0, $3,509,557, $11,187,971, $6,652,336, and $0 were utilized by Small Cap Fund, Micro Cap Fund, Quality Fund, Emerging Markets Fund, Foreign Value Fund, and Foreign Value Small Cap Fund respectively.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011, or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The primary differences between book and tax appreciation or depreciation of investments consist of wash sale loss deferrals, return of capital distributions by real estate investment trusts (“REITs”), mark to market on passive foreign investment companies (“PFICs”) held and foreign capital gains taxes accrued. The net tax appreciation/(depreciation) in the table below includes unrealized tax gain/(loss) on foreign currency and investments.

At September 30, 2012, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Portfolio	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Small Cap Fund	$77,373,931	$22,720,610	$(2,323,742)	$20,396,868
Quality Fund	85,541,497	12,701,481	(925,308)	11,776,173
Emerging Markets Fund	139,131,660	24,182,700	(12,542,212)	11,640,488
Foreign Value Fund	534,829,760	93,778,886	(54,030,917)	39,747,969
Foreign Value Small Cap Fund	80,887,575	21,661,344	(10,462,947)	11,198,397
Micro Cap Fund	4,402,782	440,228	(291,388)	148,840

8. Transactions in Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Dollars	Shares	Dollars
Small Cap Fund
Ordinary Shares
Shares sold	74,839	$1,475,084	204,289	$3,847,210
Shares issued in reinvestment of distributions	—	—	12,559	223,433
Shares redeemed	(313,544)	(6,205,075)	(1,214,227)	(22,501,607)
Net Change	(238,705)	(4,729,991)	(997,379)	(18,430,964)

Institutional Shares
Shares sold	1,523	$35,008	28,740	$602,217
Shares issued in reinvestment of distributions	—	—	1,188	23,866
Shares redeemed	(8,646)	(192,614)	(105,589)	(2,254,026)
Net Change	(7,123)	(157,606)	(75,661)	(1,627,943)
Total Net Change For Fund		$(4,887,597)		$(20,058,907)
Micro Cap Fund
Ordinary Shares
Shares sold	23,028	$259,263	257,286	$2,709,402
Shares issued in reinvestment of distributions	—	—	1,977	20,696
Shares redeemed	(3,692)	(42,060)	(3,369)	(38,426)
Net Change	19,336	217,203	255,894	2,691,672
Institutional Shares
Shares sold	3,661	$40,487	117,795	$1,238,876
Shares issued in reinvestment of distributions	—	—	606	6,150
Shares redeemed	(2)	(22)	(69)	(756)
Net Change	3,659	40,465	118,332	1,244,270
Total Net Change For Fund		$257,668		$3,935,942
Quality Fund
Ordinary Shares
Shares sold	583,688	$8,333,803	2,193,162	$28,121,497
Shares issued in reinvestment of distributions	—	—	57,406	738,822
Shares redeemed	(664,540)	(9,301,942)	(881,877)	(11,630,783)
Net Change	(80,852)	(968,139)	1,368,691	17,229,536
Institutional Shares
Shares sold	13,220	$194,909	109,858	$1,509,683
Shares issued in reinvestment of distributions	—	—	875	11,723
Shares redeemed	(11,646)	(171,435)	(2,617)	(36,053)
Net Change	1,574	23,474	108,116	1,485,353
Total Net Change For Fund		$(944,665)		$18,714,889
Emerging Markets Fund
Ordinary Shares
Shares sold	549,191	$11,708,416	1,459,911	$31,633,636
Shares issued in reinvestment of distributions	—	—	139,649	2,774,833
Shares redeemed	(886,561)	(18,956,082)	(2,199,616)	(49,591,856)
Net Change	(337,370)	(7,247,666)	(600,056)	(15,183,387)
Institutional Shares
Shares sold	67,894	$1,453,209	381,612	$8,900,177
Shares issued in reinvestment of distributions	—	—	11,730	235,896
Shares redeemed	(105,688)	(2,293,014)	(156,767)	(3,612,289)
Net Change	(37,794)	(839,805)	236,575	5,523,784
Total Net Change For Fund		$(8,087,471)		$(9,659,603)

Foreign Value Fund
Ordinary Shares
Shares sold	6,027,994	$79,404,754	8,250,958	$105,991,337
Shares issued in reinvestment of distributions	—	—	143,827	1,675,579
Shares redeemed	(1,962,027)	(25,598,897)	(5,266,706)	(70,053,784)
Net Change	4,065,967	53,805,857	3,128,079	37,613,132
Institutional Shares
Shares sold	1,686,573	$21,889,237	2,584,272	35,601,604
Shares issued in reinvestment of distributions	—	—	54,464	633,418
Shares redeemed	(473,816)	(6,217,230)	(809,126)	(10,600,210)
Net Change	1,212,757	15,672,007	1,829,610	25,634,812
Total Net Change For Fund		$69,477,864		$63,247,944
Foreign Value Small Cap Fund
Ordinary Shares
Shares sold	412,321	$3,594,840	1,176,878	$11,068,644
Shares issued in reinvestment of distributions	—	—	926,810	7,256,917
Shares redeemed	(295,044)	(2,561,308)	(1,032,500)	(10,170,266)
Net Change	117,277	1,033,532	1,071,188	8,155,295
Institutional Shares
Shares sold	82,553	$719,851	315,655	$3,043,564
Shares issued in reinvestment of distributions	—	—	254,131	1,992,383
Shares redeemed	(546,054)	(4,713,307)	(429,734)	(4,060,732)
Net Change	(463,501)	(3,993,456)	140,052	975,215
Total Net Change for Fund		$(2,959,924)		$9,130,510

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS (unaudited)

Quarterly Portfolio Disclosure

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information). For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.

Portfolio Proxy Voting Policies and Information

Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2012 is available without charge online at www.peartreefunds.com and at www.sec.gov . You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.

Household Delivery of Fund Documents

With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (unaudited)

On May 17, 2012, the Board of Trustees of the Trust, including those Trustees who were not “interested persons” of the Trust or the Manager (the “Independent Trustees”), approved the Management Agreement with the Manager and the Advisory Agreements with each sub-adviser to the following Funds: Pear Tree Columbia Small Cap Fund, Pear Tree Quality Fund, Pear Tree PanAgora Dynamic Emerging Markets Fund, Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund. The following describes the Board’s considerations.

Pear Tree Advisors, Inc.

Nature and Quality of Manager’s Advisory Services. The Board reviewed the Managers’ senior management and other personnel. Among other factors, the Board considered the size, education and experience of the Managers’ staff and the Managers’ approach to recruiting, training, compensating and retaining personnel. The Board considered the Managers’ supervision of Sub-Advisers. The Board considered the benefit to shareholders of investing in a fund that is part of a small family of funds using a manager-of-managers approach and providing for a selection of shareholder services, including, the ability of shareholders to exchange or transfer investments within the same class of shares among each of the Funds without incurring additional sales charges.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Manager and affiliated companies under the existing Management Agreements and under separate agreements covering administrative services, transfer agency functions and other services. The Board, including the Independent Trustees, has also considered the nature and extent of the Manager’s supervision of third-party service providers, principally Fund accountants (pricing, recordkeeping), securities lending agents, custodians and subcustodians.

Fees and Expenses. The Board considered each Fund’s advisory fee, subadvisory fee and expense ratio compared with the management fees, subadvisory fees and expense ratios of the Selected Peer Group. Fees and expenses for each Fund are discussed below under each Fund.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the existing advisory fee structure is fair and reasonable, and that the existing Management Agreement should be approved.

Pear Tree Columbia Small Cap Fund — (Sub-Adviser: Columbia Partners, L.L.C. Investment Management)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of the Selected Peer Group, and the performance of an appropriate index or combination of indices. The Board noted that the Fund underperformed its Selected Peer Group for each of the one-, three-, five- and ten-year periods, but that the Fund outperformed the subsection of the Selected Peer Group comprised of funds managed via a similar adviser/sub-adviser structure (the “Sub-Advised Peer Group”) for the three- and ten-year periods.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with fees and expense ratios of the Selected Peer Group. The Board noted that the Fund’s management fee and expense ratio are above the average and the median of the funds in its Selected Peer Group. Additionally, the Board noted that the Fund’s contractual management fee is higher than the assets weighted average of the Sub-Advised Peer Group at all asset levels presented.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the existing Sub-Advisory Agreement with this Sub-Adviser should be approved.

Pear Tree Quality Fund — (Sub-Adviser: Columbia Partners, L.L.C. Investment Management)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of the Selected Peer Group, and the performance of an appropriate index or combination of indices. The Board noted that the Fund underperformed its Selected Peer Group and its Sub-Advised Peer Group for each of the five- and ten-year periods and outperformed its Selected Peer Group and Sub-Advised Peer Group for the each of the one-, three-year periods. The Board noted that in February 2011, the sub-advisor for this Fund had changed, as had the investment strategy.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with fees and expense ratios of the Selected Peer Group. The Board noted that the Fund’s management fee and expense ratio are above the average and the median of the funds in its Selected Peer Group. Additionally, the Board noted that the Fund’s contractual management fee is higher than the assets weighted average of the Sub-Advised Peer Group at all asset levels presented.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the existing Sub-Advisory Agreement with this Sub-Adviser should be approved.

Pear Tree PanAgora Dynamic Emerging Markets Fund — (Sub-Adviser: PanAgora Asset Management, Inc.)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of a Selected Peer Group of mutual funds, and the performance of an appropriate index or combination of indices. The Board noted that the Fund outperformed its Selected Peer Group and Sub-Advised Peer Group for each of the one-, three-, five- and ten-year periods.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with the fees and expense ratios of the Selected Peer Group. The Board noted that the Fund’s management fee is above the average and the median of the funds in its Selected Peer Group, and that the Fund’s total expense ratio is above the average and the median of the Fund’s Sub-Advised Peer Group. Additionally, the Board noted that the Fund’s contractual management fee is competitive with the assets weighted average of the Selected Peer Group at all asset levels presented and is lower than the assets weighted average of the Sub-Advised Peer Group at all asset levels presented.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the existing Sub-Advisory Agreement with this Sub-Adviser should be approved.

Pear Tree Polaris Foreign Value Fund — (Sub-Adviser: Polaris Capital Management, LLC)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of the Selected Peer Group, and the performance of an appropriate index or combination of indices. The Board noted that the Fund outperformed its Selected Peer Group and Sub-Advised Peer Group for the three-, five- and ten- year periods, and underperformed its Selected Peer Group and Sub-Advised Peer Group for the one-year period.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with the fees and expense ratios of the Selected Peer Group. It also considered the amount and nature of fees paid by shareholders. The Board noted that Fund’s management fee and expense ratio are above the average and the median for the Selected Peer Group; however, they are competitive with the average and the median of the Sub-Advised Peer Group. Additionally, the Board noted that the contractual management fee is above the assets-weighted average of the Selected Peer Group and the Subadvised Peer Group at all asset levels presented.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the existing Sub-Advisory Agreement with this Sub-Adviser should be approved.

Pear Tree Polaris Foreign Value Small Cap Fund — (Sub-Adviser: Polaris Capital Management, Inc.)

Investment Performance. The Board reviewed the Fund’s investment performance as well as the performance of the Selected Peer Group, and the performance of an appropriate index or combination of indices. The Board noted that the Fund underperformed its Selected Peer Group and Sub-Advised Peer Group for the one-year period but outperformed the Selected Peer Group and Sub-Advised Peer Group for the three-year period.

Fees and Expenses. The Board considered the Fund’s management fee, subadvisory fee and expense ratio compared with the fees and expense ratios of the Selected Peer Group. It also considered the amount and nature of fees paid by shareholders. The Board noted that the Fund’s management fee is above the median and slightly above the average of the Fund’s Selected Peer Group. The Board also noted that the expense ratio of the Fund is above the average and the median of the Selected Peer Group and the Sub-Advised Peer Group for the most recent period reviewed. Additionally, the Board noted that the contractual management fee is competitive with the assets-weighted average of the Selected Peer Group and higher than the assets weighted average of the Sub-Advised Peer Group at multiple asset levels presented.

Conclusion. Based on its evaluation of all material factors, the Board, including the Independent Trustees, concluded that the advisory fees for the Fund are fair and reasonable, and that the proposed Sub-Advisory Agreement with this Sub-Adviser be approved.

PEAR TREE FUNDS

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PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Lincoln, MA 01772
Subadvisers
Columbia Partners, L.L.C., Investment Management,
5425 Wisconsin Avenue, Suite 700, Chevy Chase, MD 20815

PanAgora Asset Management, Inc., 470 Atlantic Avenue,
8th Floor, Boston, MA 02210

Polaris Capital Management, LLC, 125 Summer Street,
Boston, MA 02210

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Lincoln, MA 01773
Custodian	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Fund Accountant	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400 Philadelphia, PA 19103
Legal Counsel	Nutter, McClennen & Fish, Seaport West, 155 Seaport Boulevard, Boston, MA 02210
For Account Information
For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

PEAR TREE®
FUNDS

55 Old Bedford Road
Suite 202
Lincoln MA 01773

Address Service Requested

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© 2012 U.S. Boston Capital Corporation
Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 2.                      Code of Ethics

Not applicable for report period.

ITEM 3.                      Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.                      Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.                                         Audit Committee of Listed Registrants

                      Not applicable.

ITEM 6.                      Schedule of Investments

Not applicable.

ITEM 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.                                         Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                      Not applicable.

ITEM 10                      Submission of Matters to a Vote of Security Holders

                      Not applicable.

ITEM 11.                      Controls and Procedures

(a)     The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                      Exhibits

(a)              Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Pear Tree Funds

By/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Willard L. Umphrey
Willard L. Umphrey, President

Date:  November 29, 2012

By /s/ Leon Okurowski
Leon Okurowski, Treasurer

Date: November 29, 2012

EXHIBIT LIST

(a)              Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)              Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.